UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2546

Fidelity Commonwealth Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2017

Item 1.

Reports to Stockholders

Fidelity® Nasdaq Composite Index® Tracking Stock Semi-Annual Report May 31, 2017

Contents

Premium/Discount Analysis (Unaudited)
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Nasdaq®, OMX®, NASDAQ OMX®, Nasdaq Composite®, and The Nasdaq Stock Market®, Inc. are registered trademarks of The NASDAQ OMXGroup, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

On or about June 23, 2017 there were changes to i) the fund’s transfer agent and custodian and ii) the size of a creation unit for purchases and redemptions of shares of the fund. Please see the fund Prospectus for further information.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Premium/Discount Analysis (Unaudited)

Shares of Fidelity® Nasdaq Composite Index® Tracking Stock (the fund) are listed on The Nasdaq Stock Market® and can be bought and sold on the secondary market at market prices. Although the market price is expected to approximate the fund's NAV, it is possible that the market price and NAV will vary significantly. The closing market price is the daily closing price as reported on The Nasdaq Stock Market.  Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between the fund's NAV and closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.  The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV.

Period Ended May 31, 2017

From June 1, 2012 to May 31, 2017	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	383	30.45%	734	58.35%
25 - <50	45	3.58%	70	5.56%
50 - <75	10	0.79%	2	0.16%
75 - <100	8	0.63%	2	0.16%
100 or above	3	0.24%	1	0.08%
Total	449	35.69%	809	64.31%

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	8.6	7.4
Microsoft Corp.	5.8	5.8
Amazon.com, Inc.	4.9	4.4
Facebook, Inc. Class A	3.8	3.4
Alphabet, Inc. Class C	3.6	3.3
Alphabet, Inc. Class A	3.2	2.9
Comcast Corp. Class A	2.1	2.1
Intel Corp.	1.8	2.0
Cisco Systems, Inc.	1.7	1.9
Amgen, Inc.	1.2	1.4
	36.7

Top Market Sectors as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	49.7	47.0
Consumer Discretionary	19.0	19.1
Health Care	12.0	13.2
Financials	6.5	7.5
Consumer Staples	4.9	5.2
Industrials	4.3	4.7
Real Estate	1.1	0.8
Telecommunication Services	1.0	1.1
Energy	0.5	0.6
Materials	0.5	0.5

Asset Allocation (% of fund's net assets)

As of May 31, 2017 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 8.0%

As of November 30, 2016 *
Stocks	99.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 7.8%

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 19.0%
Auto Components - 0.2%
Dorman Products, Inc. (a)(b)	4,521	$377,051
Fox Factory Holding Corp. (a)	4,962	163,002
Gentex Corp.	36,164	686,393
Gentherm, Inc. (a)	4,474	168,670
Kandi Technolgies, Inc. (a)(b)	8,308	34,478
Motorcar Parts of America, Inc. (a)	2,175	63,227
Shiloh Industries, Inc. (a)	2,597	30,385
SORL Auto Parts, Inc. (a)(b)	2,304	20,091
Strattec Security Corp.	457	16,246
The Goodyear Tire & Rubber Co.	32,146	1,035,744
VOXX International Corp. (a)	3,043	17,649
Workhorse Group, Inc. (a)(b)	3,166	11,144
		2,624,080
Automobiles - 0.5%
Tesla, Inc. (a)(b)	19,166	6,535,798
Distributors - 0.2%
Core-Mark Holding Co., Inc.	6,096	207,569
Fenix Parts, Inc. (a)(b)	3,479	4,940
LKQ Corp. (a)	39,077	1,230,535
Pool Corp.	5,198	619,238
Weyco Group, Inc.	1,151	31,457
		2,093,739
Diversified Consumer Services - 0.1%
American Public Education, Inc. (a)	2,554	56,188
Ascent Capital Group, Inc. (a)	1,622	22,335
Capella Education Co.	1,569	135,797
Career Education Corp. (a)	8,340	78,730
Collectors Universe, Inc.	1,634	40,932
Grand Canyon Education, Inc. (a)	5,990	469,616
Houghton Mifflin Harcourt Co. (a)	16,280	201,058
Laureate Education, Inc. Class A	2,463	41,181
Liberty Tax, Inc.	2,167	30,555
National American University Holdings, Inc.	49	113
Strayer Education, Inc.	1,479	130,818
Tarena International, Inc. ADR (b)	3,798	65,060
		1,272,383
Hotels, Restaurants & Leisure - 2.6%
Amaya, Inc. (a)	18,683	324,050
Bagger Daves Burger Tavern, Inc.	4,573	782
BJ's Restaurants, Inc. (a)	3,099	138,835
Bloomin' Brands, Inc.	13,888	278,177
Bob Evans Farms, Inc.	2,419	170,322
Bojangles', Inc. (a)(b)	4,220	73,850
Bravo Brio Restaurant Group, Inc. (a)(b)	1,622	7,623
Buffalo Wild Wings, Inc. (a)	2,361	339,276
Caesars Acquisition Co. (a)	18,496	326,454
Caesars Entertainment Corp. (a)(b)	19,227	210,536
Carrols Restaurant Group, Inc. (a)	5,412	64,132
Century Casinos, Inc. (a)	3,431	26,796
China Lodging Group Ltd. ADR (a)	4,022	307,281
Churchill Downs, Inc.	2,122	355,753
Chuy's Holdings, Inc. (a)(b)	2,018	54,284
Cracker Barrel Old Country Store, Inc. (b)	3,114	519,446
Dave & Buster's Entertainment, Inc. (a)	5,469	364,782
Del Frisco's Restaurant Group, Inc. (a)	2,609	44,353
Del Taco Restaurants, Inc. (a)(b)	4,475	57,414
Denny's Corp. (a)	9,021	107,350
Diversified Restaurant Holdings, Inc. (a)	5,893	18,622
Dunkin' Brands Group, Inc.	11,638	680,939
El Pollo Loco Holdings, Inc. (a)(b)	4,420	60,333
Eldorado Resorts, Inc. (a)(b)	10,682	221,652
Empire Resorts, Inc. (a)(b)	4,670	114,182
Fiesta Restaurant Group, Inc. (a)	3,486	76,866
Fogo de Chao, Inc. (a)	10,761	147,426
Golden Entertainment, Inc.	3,508	58,268
Habit Restaurants, Inc. Class A (a)(b)	1,968	36,506
ILG, Inc.	16,173	435,701
International Speedway Corp. Class A	3,493	123,303
Jack in the Box, Inc.	4,120	439,110
Jamba, Inc. (a)(b)	1,716	12,098
Kona Grill, Inc. (a)(b)	1,328	5,312
Lindblad Expeditions Holdings (a)	15,338	146,018
Marriott International, Inc. Class A	48,176	5,186,146
Melco Crown Entertainment Ltd. sponsored ADR	22,322	504,031
Monarch Casino & Resort, Inc. (a)	2,646	79,777
Nathan's Famous, Inc. (a)	713	44,848
Noodles & Co. (a)(b)	3,828	18,566
Norwegian Cruise Line Holdings Ltd. (a)	29,034	1,450,829
Panera Bread Co. Class A (a)	2,891	909,191
Papa John's International, Inc. (b)	4,726	380,774
Papa Murphy's Holdings, Inc. (a)(b)	2,700	13,122
Peak Resorts, Inc.	2,862	13,165
Penn National Gaming, Inc. (a)	10,541	203,758
Pinnacle Entertainment, Inc. (a)	7,156	140,186
Playa Hotels & Resorts NV (a)	11,926	124,746
Potbelly Corp. (a)(b)	3,440	39,560
RCI Hospitality Holdings, Inc.	1,770	36,834
Red Robin Gourmet Burgers, Inc. (a)	1,818	131,032
Red Rock Resorts, Inc.	4,900	115,836
Ruth's Hospitality Group, Inc.	4,716	101,866
Scientific Games Corp. Class A (a)(b)	11,324	262,717
Sonic Corp. (b)	5,978	174,677
Starbucks Corp.	185,690	11,811,741
Texas Roadhouse, Inc. Class A	8,976	439,106
The Cheesecake Factory, Inc. (b)	5,885	347,097
The ONE Group Hospitality, Inc. (a)(b)	3,405	7,423
Tuniu Corp. Class A sponsored ADR (a)	4,823	39,500
Wendy's Co.	33,443	540,773
Wingstop, Inc. (b)	3,430	97,789
Wynn Resorts Ltd.	13,045	1,678,892
		31,241,814
Household Durables - 0.2%
AV Homes, Inc. (a)(b)	3,161	49,549
Bassett Furniture Industries, Inc.	1,444	42,887
Cavco Industries, Inc. (a)	1,140	125,685
Flexsteel Industries, Inc.	1,038	52,575
Garmin Ltd. (b)	23,913	1,244,433
GoPro, Inc. Class A (a)(b)	13,249	108,907
Green Brick Partners, Inc. (a)(b)	17,795	176,171
Helen of Troy Ltd. (a)	3,535	321,685
Hooker Furniture Corp.	1,588	68,125
iRobot Corp. (a)(b)	3,435	318,493
LGI Homes, Inc. (a)(b)	2,653	85,957
Lifetime Brands, Inc.	1,764	32,458
Live Ventures, Inc. (a)	357	3,602
Nova LifeStyle, Inc. (a)	3,975	5,366
SodaStream International Ltd. (a)(b)	2,648	140,291
Universal Electronics, Inc. (a)	1,868	120,673
Vuzix Corp. (a)(b)	2,464	14,168
Zagg, Inc. (a)	4,661	38,919
		2,949,944
Internet & Direct Marketing Retail - 7.9%
1-800-FLOWERS.com, Inc. Class A (a)	5,503	55,030
Amazon.com, Inc. (a)	59,077	58,759,166
CafePress, Inc. (a)	7,139	18,204
Cnova NV (a)	51,096	281,028
Ctrip.com International Ltd. ADR (a)(b)	53,662	2,932,628
Duluth Holdings, Inc. (a)(b)	3,829	74,742
Etsy, Inc. (a)(b)	14,525	194,780
EVINE Live, Inc. (a)	11,000	13,860
Expedia, Inc.	17,535	2,521,182
FTD Companies, Inc. (a)	3,601	62,369
Gaia, Inc. Class A (a)	2,474	26,967
Groupon, Inc. (a)(b)	72,422	217,990
HSN, Inc.	6,739	223,398
JD.com, Inc. sponsored ADR (a)	117,429	4,700,683
Lands' End, Inc. (a)(b)	4,117	72,459
Liberty Expedia Holdings, Inc.	7,407	386,423
Liberty Interactive Corp.:
(Venture Group) Series A (a)	10,700	576,623
QVC Group Series A (a)	58,950	1,382,967
Liberty TripAdvisor Holdings, Inc. (a)	9,626	114,068
MakeMyTrip Ltd. (a)(b)	6,434	205,888
Netflix, Inc. (a)	55,004	8,969,502
NutriSystem, Inc.	3,801	197,842
Overstock.com, Inc. (a)	3,147	44,215
PetMed Express, Inc. (b)	2,697	94,638
Priceline Group, Inc. (a)	6,297	11,820,036
Shutterfly, Inc. (a)	4,374	216,469
TripAdvisor, Inc. (a)(b)	17,250	664,298
Trivago NV ADR (b)	3,191	60,055
U.S. Auto Parts Network, Inc. (a)	5,205	15,927
		94,903,437
Leisure Products - 0.3%
American Outdoor Brands Corp. (a)(b)	7,119	161,245
Black Diamond, Inc. (a)	6,228	37,057
Hasbro, Inc.	15,883	1,671,845
JAKKS Pacific, Inc. (a)	2,905	12,201
Johnson Outdoors, Inc. Class A	1,200	51,528
Malibu Boats, Inc. Class A (a)	1,666	40,401
Mattel, Inc.	43,542	997,547
MCBC Holdings, Inc. (a)	2,763	53,132
Summer Infant, Inc. (a)	3,048	5,486
		3,030,442
Media - 5.4%
AirMedia Group, Inc. ADR (a)(b)	6,814	11,516
AMC Networks, Inc. Class A (a)	7,614	403,390
Beasley Broadcast Group, Inc. Class A	1,080	9,882
Central European Media Enterprises Ltd. Class A (a)(b)	19,658	76,666
Charter Communications, Inc. Class A (a)	34,512	11,925,622
Cinedigm Corp. (a)(b)	1,147	1,973
Comcast Corp. Class A	607,600	25,330,844
Cumulus Media, Inc. Class A (a)	3,799	2,162
Daily Journal Corp. (a)(b)	162	34,069
Discovery Communications, Inc.:
Class A (a)(b)	19,114	506,521
Class C (non-vtg.) (a)	30,561	789,391
DISH Network Corp. Class A (a)	28,891	1,842,379
Emmis Communications Corp. Class A (a)	2,124	6,924
Global Eagle Entertainment, Inc. (a)(b)	10,058	31,079
Hemisphere Media Group, Inc. (a)(b)	16,092	181,035
Liberty Broadband Corp.:
Class A (a)	3,292	290,519
Class C (a)	19,534	1,741,847
Liberty Global PLC:
Class A (a)	32,307	987,948
Class B (a)	1,177	36,016
Class C (a)	81,634	2,426,162
LiLAC Class A (a)(b)	6,471	136,603
LiLAC Class C (a)(b)	15,363	322,008
Liberty Media Corp.:
Liberty Braves Class A (a)	1,873	44,428
Liberty Braves Class C (a)	4,713	109,907
Liberty Media Class A (a)(b)	3,295	105,111
Liberty Media Class C (a)(b)	7,059	235,065
Liberty SiriusXM Class A (a)	13,746	572,796
Liberty SiriusXM Class C (a)	28,862	1,202,680
Loral Space & Communications Ltd. (a)	2,579	101,871
MDC Partners, Inc. Class A	6,176	51,261
National CineMedia, Inc.	7,955	57,833
News Corp.:
Class A	49,453	661,681
Class B	26,080	357,296
Nexstar Broadcasting Group, Inc. Class A (b)	5,979	341,999
Reading International, Inc. Class A (a)	3,147	50,226
Salem Communications Corp. Class A	2,629	18,009
Scholastic Corp.	4,314	183,474
Scripps Networks Interactive, Inc. Class A (b)	12,125	802,918
Sinclair Broadcast Group, Inc. Class A	8,986	291,146
Sirius XM Holdings, Inc. (b)	606,142	3,182,246
tronc, Inc. (a)	4,774	53,564
Twenty-First Century Fox, Inc.:
Class A	135,078	3,663,315
Class B	101,529	2,731,130
Viacom, Inc.:
Class A (b)	6,386	245,222
Class B (non-vtg.)	44,259	1,539,771
Videocon d2h Ltd. sponsored ADR (a)	6,129	62,761
VisionChina Media, Inc. ADR (a)	436	990
Wecast Network, Inc. (a)(b)	5,526	14,589
WPP PLC ADR (b)	1,931	217,682
		63,993,527
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	30,021	2,332,632
Fred's, Inc. Class A (b)	5,060	69,626
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	7,745	318,707
Sears Holdings Corp. (a)(b)	13,687	101,147
The Bon-Ton Stores, Inc. (a)(b)	1,667	817
Tuesday Morning Corp. (a)(b)	5,347	9,090
		2,832,019
Specialty Retail - 1.2%
America's Car Mart, Inc. (a)(b)	1,239	44,790
Ascena Retail Group, Inc. (a)(b)	24,670	43,666
bebe stores, Inc. (a)(b)	1,138	6,111
Bed Bath & Beyond, Inc.	19,261	662,771
Big 5 Sporting Goods Corp. (b)	3,387	47,079
Citi Trends, Inc.	2,009	36,664
Conn's, Inc. (a)(b)	4,819	82,405
DavidsTea, Inc. (a)(b)	3,546	21,808
Destination Maternity Corp. (a)	1,530	6,656
Destination XL Group, Inc. (a)(b)	7,359	17,662
Finish Line, Inc. Class A	5,391	76,067
Five Below, Inc. (a)(b)	6,869	352,380
Francesca's Holdings Corp. (a)	4,858	61,502
Hibbett Sports, Inc. (a)(b)	3,054	70,853
Kirkland's, Inc. (a)	2,354	21,304
Michaels Companies, Inc. (a)	26,471	511,684
Monro Muffler Brake, Inc. (b)	4,140	205,344
O'Reilly Automotive, Inc. (a)(b)	11,550	2,796,024
Office Depot, Inc.	68,420	349,626
Perfumania Holdings, Inc. (a)	735	1,080
Rent-A-Center, Inc. (b)	6,730	76,789
Ross Stores, Inc.	50,337	3,217,541
Sears Hometown & Outlet Stores, Inc. (a)	2,951	9,001
Select Comfort Corp. (a)(b)	5,611	161,597
Shoe Carnival, Inc.	2,309	47,219
Sportsman's Warehouse Holdings, Inc. (a)(b)	5,593	32,607
Staples, Inc.	83,613	759,206
Stein Mart, Inc. (b)	5,782	8,442
The Children's Place Retail Stores, Inc. (b)	2,417	261,519
Tile Shop Holdings, Inc. (b)	6,619	130,063
Tractor Supply Co.	16,724	922,329
TravelCenters of America LLC (a)	6,342	26,002
Ulta Beauty, Inc. (a)	7,957	2,425,612
Urban Outfitters, Inc. (a)(b)	15,197	286,767
West Marine, Inc.	2,909	28,595
Winmark Corp.	591	72,398
Zumiez, Inc. (a)(b)	3,298	46,997
		13,928,160
Textiles, Apparel & Luxury Goods - 0.2%
Cherokee, Inc. (a)	1,323	10,915
Columbia Sportswear Co.	8,930	484,720
Crocs, Inc. (a)	9,172	62,645
Fossil Group, Inc. (a)(b)	6,032	64,965
G-III Apparel Group Ltd. (a)(b)	5,750	112,528
Iconix Brand Group, Inc. (a)(b)	6,133	36,737
Kingold Jewelry, Inc. (a)(b)	6,469	11,321
lululemon athletica, Inc. (a)	16,221	782,988
Perry Ellis International, Inc.(a)	2,402	44,053
Rocky Brands, Inc.	1,402	19,979
Sequential Brands Group, Inc. (a)(b)	8,785	28,200
Steven Madden Ltd. (a)	8,054	316,120
Vera Bradley, Inc. (a)(b)	5,204	48,970
		2,024,141

TOTAL CONSUMER DISCRETIONARY		227,429,484

CONSUMER STAPLES - 4.9%
Beverages - 0.4%
Coca-Cola Bottling Co. Consolidated (b)	962	219,086
Craft Brew Alliance, Inc. (a)(b)	2,310	38,577
MGP Ingredients, Inc. (b)	2,314	118,500
Monster Beverage Corp. (a)	73,128	3,697,352
National Beverage Corp. (b)	5,988	574,549
New Age Beverages Corp.	2,633	15,113
Primo Water Corp. (a)	4,380	53,830
		4,717,007
Food & Staples Retailing - 2.1%
Andersons, Inc.	3,775	132,503
Casey's General Stores, Inc. (b)	5,048	587,537
Chefs' Warehouse Holdings (a)(b)	3,395	51,434
Costco Wholesale Corp.	55,933	10,091,991
Ingles Markets, Inc. Class A	1,977	72,358
PriceSmart, Inc.	3,969	350,264
SpartanNash Co.	4,949	147,480
Sprouts Farmers Market LLC (a)(b)	19,654	470,910
United Natural Foods, Inc. (a)(b)	6,529	260,768
Village Super Market, Inc. Class A	1,678	41,749
Walgreens Boots Alliance, Inc.	138,193	11,196,397
Whole Foods Market, Inc.	40,772	1,426,612
		24,830,003
Food Products - 2.4%
Blue Buffalo Pet Products, Inc. (a)(b)	25,235	592,770
Bridgford Foods Corp. (a)	2,420	33,735
Cal-Maine Foods, Inc. (b)	5,510	204,972
Calavo Growers, Inc. (b)	2,257	152,799
Farmer Brothers Co. (a)	2,450	73,500
Freshpet, Inc. (a)(b)	4,075	61,940
Hostess Brands, Inc. Class A (a)(b)	12,544	197,443
Inventure Foods, Inc. (a)(b)	2,460	10,455
J&J Snack Foods Corp.	2,463	320,436
John B. Sanfilippo & Son, Inc. (b)	1,178	76,299
Lancaster Colony Corp.	3,431	424,861
Landec Corp. (a)	3,485	48,790
Limoneira Co. (b)	1,620	29,857
Mondelez International, Inc.	196,464	9,153,258
Origin Agritech Ltd. (a)(b)	3,244	4,898
Pilgrim's Pride Corp. (b)	32,791	763,047
Pingtan Marine Enterprise Ltd. (b)	10,781	32,774
Rocky Mountain Chocolate Factory, Inc.	1,578	18,952
Sanderson Farms, Inc. (b)	2,910	345,417
Seneca Foods Corp. Class A (a)	1,244	38,315
SkyPeople Fruit Juice, Inc. (a)(b)	360	968
Snyders-Lance, Inc. (b)	12,321	452,797
SunOpta, Inc. (a)(b)	12,176	113,237
The Hain Celestial Group, Inc. (a)	13,259	463,137
The Kraft Heinz Co.	155,558	14,342,448
		27,957,105
Household Products - 0.0%
Central Garden & Pet Co. (a)(b)	1,140	34,109
Central Garden & Pet Co. Class A (non-vtg.) (a)	5,155	149,031
WD-40 Co. (b)	1,866	197,236
		380,376
Personal Products - 0.0%
Inter Parfums, Inc.	3,897	135,616
LifeVantage Corp. (a)(b)	1,864	7,437
Mannatech, Inc.	20	292
Natural Health Trends Corp. (b)	1,580	44,019
Nutraceutical International Corp.	1,395	58,241
The Female Health Co. (a)	2,905	3,399
		249,004

TOTAL CONSUMER STAPLES		58,133,495

ENERGY - 0.5%
Energy Equipment & Services - 0.1%
Archrock Partners LP	7,940	122,991
CSI Compressco LP	4,072	22,396
Dawson Geophysical Co. (a)	3,650	14,053
Geospace Technologies Corp. (a)(b)	1,576	23,624
Gulf Island Fabrication, Inc.	1,878	17,372
Mammoth Energy Services, Inc.	5,214	94,738
Matrix Service Co. (a)	3,387	27,604
Mitcham Industries, Inc. (a)	1,084	4,303
Ocean Rig UDW, Inc. (United States) (a)	19,119	3,824
Patterson-UTI Energy, Inc.	20,443	435,845
PHI, Inc. (non-vtg.) (a)	1,911	17,008
Profire Energy, Inc. (a)	9,575	13,884
RigNet, Inc. (a)	2,068	34,639
Tesco Corp. (a)	7,268	33,796
		866,077
Oil, Gas & Consumable Fuels - 0.4%
Abraxas Petroleum Corp. (a)	19,074	35,096
Alliance Holdings GP, LP	7,748	219,346
Alliance Resource Partners LP	9,416	202,444
Amplify Energy Corp. (a)	72	997
Amplify Energy Corp. warrants 5/4/22	316	0
Amyris, Inc. (a)	27,164	7,035
Approach Resources, Inc. (a)(b)	9,002	22,865
Blueknight Energy Partners LP	5,303	36,856
Calumet Specialty Products Partners LP (a)	10,409	40,595
Capital Product Partners LP	16,687	55,568
Carrizo Oil & Gas, Inc. (a)(b)	8,596	188,596
Centennial Resource Development, Inc. Class A (b)	26,125	407,289
Clean Energy Fuels Corp. (a)(b)	17,696	41,409
Diamondback Energy, Inc. (a)	11,743	1,089,281
Dorchester Minerals LP	4,218	68,964
Energy XXI Gulf Coast, Inc. (a)	4,098	106,671
EV Energy Partners LP (a)	5,787	5,961
Extraction Oil & Gas, Inc. (b)	22,278	317,239
Gevo, Inc. (a)	1,491	1,057
Golar LNG Ltd. (b)	11,719	272,643
Golar LNG Partners LP	6,133	121,188
Green Plains Partners LP	2,707	50,486
Green Plains, Inc. (b)	4,578	97,740
Gulfport Energy Corp. (a)	22,893	328,515
Hallador Energy Co.	3,485	25,615
Hongli Clean Energy Technologies Corp. (a)(b)	225	1,042
Isramco, Inc. (a)(b)	250	26,688
Legacy Reserves LP (a)	8,143	16,449
Lonestar Resources U.S., Inc. (a)	2,032	9,022
Martin Midstream Partners LP	4,902	89,216
Mid-Con Energy Partners LP (a)	2,904	5,401
Pacific Ethanol, Inc. (a)	5,956	35,140
PDC Energy, Inc. (a)	8,070	400,756
Penn Virginia Corp. (a)	1,745	74,686
PennTex Midstream Partners LP	2,473	49,287
Ramaco Resources, Inc. (b)	3,804	23,889
Renewable Energy Group, Inc. (a)(b)	5,104	57,675
Rex Energy Corp. (a)	763	2,220
StealthGas, Inc. (a)	2,722	8,955
Tellurian, Inc. (a)(b)	25,438	279,564
Torchlight Energy Resources, Inc. (a)(b)	8,632	11,912
TransGlobe Energy Corp. (a)(b)	8,484	12,310
U.S. Energy Corp. (a)	568	432
Ultra Petroleum Corp. (a)	25,214	284,162
Uranium Resources, Inc. (a)	228	356
Viper Energy Partners LP	12,219	207,967
Westmoreland Coal Co. (a)	2,769	18,192
		5,358,777

TOTAL ENERGY		6,224,854

FINANCIALS - 6.5%
Banks - 3.0%
1st Constitution Bancorp	621	10,743
1st Source Corp.	3,172	144,485
Access National Corp.	3,286	91,975
ACNB Corp.	815	23,024
Allegiance Bancshares, Inc. (a)	1,767	68,471
American National Bankshares, Inc.	1,097	38,230
American River Bankshares	1,618	22,377
Ameris Bancorp	4,382	189,960
Arrow Financial Corp.	8,094	256,175
Atlantic Capital Bancshares, Inc. (a)	3,047	56,522
BancFirst Corp.	1,839	173,694
Bancorp, Inc., Delaware (a)	6,984	42,742
Bank of Commerce Holdings	1,138	12,347
Bank of Marin Bancorp	745	44,663
Bank of South Carolina Corp.	548	11,070
Bank of the Ozarks, Inc. (b)	15,395	680,459
Bankwell Financial Group, Inc.	905	28,082
Banner Corp.	4,167	223,726
BCB Bancorp, Inc.	2,162	33,943
Blue Hills Bancorp, Inc.	3,937	70,866
BNC Bancorp	6,288	198,386
BOK Financial Corp.	8,497	684,263
Boston Private Financial Holdings, Inc.	10,613	153,889
Bridge Bancorp, Inc.	2,110	70,158
Brookline Bancorp, Inc., Delaware	9,271	127,940
Bryn Mawr Bank Corp.	2,033	83,048
Camden National Corp.	2,079	83,576
Capital Bank Financial Corp. Series A	4,836	179,416
Capital City Bank Group, Inc.	2,221	41,666
Capstar Financial Holdings, Inc.	1,700	30,566
Carolina Financial Corp.	1,928	57,724
Cathay General Bancorp	10,104	358,692
Centerstate Banks of Florida, Inc.	5,913	142,149
Central Valley Community Bancorp	1,926	40,215
Century Bancorp, Inc. Class A (non-vtg.)	504	30,114
Chemical Financial Corp.	8,933	401,717
Citizens & Northern Corp.	1,724	38,428
City Holding Co.	1,778	112,174
Civista Bancshares, Inc.	1,433	28,230
CNB Financial Corp., Pennsylvania	2,211	46,365
CoBiz, Inc.	6,189	97,415
Codorus Valley Bancorp, Inc.	898	23,168
Colony Bankcorp, Inc.	1,127	15,215
Columbia Banking Systems, Inc.	7,424	272,535
Commerce Bancshares, Inc.	13,282	710,985
Community Bank System, Inc.	617	33,170
Community Bankers Trust Corp. (a)	4,824	39,557
Community Financial Corp.	343	12,005
Community Trust Bancorp, Inc.	2,316	96,114
ConnectOne Bancorp, Inc.	4,462	97,272
County Bancorp, Inc.	1,030	25,503
CU Bancorp (a)	2,290	82,440
CVB Financial Corp.	13,699	278,090
DNB Financial Corp.	643	20,447
Eagle Bancorp, Inc. (a)	4,214	240,409
East West Bancorp, Inc.	18,841	1,031,168
Enterprise Bancorp, Inc.	1,828	54,840
Enterprise Financial Services Corp.	2,744	110,034
Equity Bancshares, Inc. (a)	1,276	37,948
Farmers Capital Bank Corp.	1,109	42,364
Farmers National Banc Corp.	3,635	49,254
Fidelity Southern Corp.	3,892	83,250
Fifth Third Bancorp	96,344	2,287,207
Financial Institutions, Inc.	2,077	63,660
First Bancorp, North Carolina	2,500	69,400
First Bancshares, Inc.	902	25,211
First Bank Hamilton New Jersey	914	10,648
First Busey Corp.	4,561	129,487
First Business Finance Services, Inc.	1,302	29,751
First Citizen Bancshares, Inc.	1,383	458,326
First Community Bancshares, Inc.	2,173	55,412
First Community Financial Partners, Inc. (a)	3,247	40,588
First Connecticut Bancorp, Inc.	2,111	52,881
First Financial Bancorp, Ohio	8,539	213,902
First Financial Bankshares, Inc. (b)	8,346	319,235
First Financial Corp., Indiana	1,764	80,350
First Financial Northwest, Inc.	1,876	30,054
First Foundation, Inc. (a)	4,026	61,719
First Hawaiian, Inc.	17,814	490,954
First Internet Bancorp	1,138	29,360
First Interstate Bancsystem, Inc.	4,364	152,304
First Merchants Corp.	5,064	200,990
First Mid-Illinois Bancshares, Inc.	1,824	60,374
First Midwest Bancorp, Inc., Delaware	13,467	298,429
First Northwest Bancorp (a)	2,717	44,341
First of Long Island Corp.	2,511	68,174
Flushing Financial Corp.	3,701	102,814
Fulton Financial Corp.	21,763	380,853
German American Bancorp, Inc.	3,013	93,554
Glacier Bancorp, Inc.	9,819	316,761
Great Southern Bancorp, Inc.	1,678	82,138
Green Bancorp, Inc. (a)	4,439	84,563
Grupo Financiero Galicia SA sponsored ADR (b)	5,805	258,671
Guaranty Bancorp	3,487	88,047
Hancock Holding Co.	10,913	504,181
Hanmi Financial Corp.	4,323	114,992
HarborOne Bancorp, Inc.	3,896	76,440
Heartland Financial U.S.A., Inc.	3,198	143,430
Heritage Commerce Corp.	4,429	59,614
Heritage Financial Corp., Washington	4,377	104,391
Home Bancshares, Inc. (b)	17,750	415,528
HomeTrust Bancshares, Inc. (a)	2,557	63,286
Hope Bancorp, Inc.	17,179	299,086
Horizon Bancorp Industries	3,066	77,999
Howard Bancorp, Inc. (a)	626	11,831
Huntington Bancshares, Inc.	138,978	1,742,784
IBERIABANK Corp.	5,796	447,451
Independent Bank Corp.	2,942	59,870
Independent Bank Corp., Massachusetts (b)	3,583	216,592
Independent Bank Group, Inc.	2,468	138,455
International Bancshares Corp.	8,113	268,946
Investar Holding Corp.	1,480	32,264
Investors Bancorp, Inc.	39,851	527,229
Lakeland Bancorp, Inc.	5,441	102,019
Lakeland Financial Corp.	3,204	135,946
LCNB Corp.	1,728	33,782
LegacyTexas Financial Group, Inc.	6,272	220,900
Live Oak Bancshares, Inc. (b)	3,834	93,741
Macatawa Bank Corp.	3,900	36,036
MainSource Financial Group, Inc.	2,803	90,761
MB Financial, Inc.	10,589	436,055
MBT Financial Corp.	3,991	40,509
Mercantile Bank Corp.	2,177	67,639
Midland States Bancorp, Inc.	1,863	65,093
MidWestOne Financial Group, Inc.	1,772	61,364
National Commerce Corp. (a)	1,133	42,318
NBT Bancorp, Inc.	5,350	187,999
Nicolet Bankshares, Inc. (a)	1,288	64,117
Northeast Bancorp	746	14,435
Northrim Bancorp, Inc.	1,236	36,709
Old Line Bancshares, Inc.	1,884	52,752
Old National Bancorp, Indiana	16,709	264,002
Old Point Financial Corp.	399	11,691
Old Second Bancorp, Inc.	3,886	45,078
Opus Bank	4,378	94,127
Pacific Continental Corp.	2,860	67,353
Pacific Mercantile Bancorp (a)	2,332	17,956
Pacific Premier Bancorp, Inc. (a)	5,412	184,008
PacWest Bancorp	15,294	713,771
Park Sterling Corp.	6,973	80,957
Parke Bancorp, Inc.	1,004	20,783
Peapack-Gladstone Financial Corp.	2,071	62,938
Penns Woods Bancorp, Inc.	611	24,135
People's Utah Bancorp	2,674	68,454
Peoples Bancorp, Inc.	2,603	78,741
Peoples Financial Services Corp.	779	30,630
Peoples United Financial, Inc.	43,026	712,941
Pinnacle Financial Partners, Inc.	6,716	403,967
Plumas Bancorp	638	11,899
Popular, Inc.	12,985	483,042
Preferred Bank, Los Angeles	1,679	83,799
Premier Financial Bancorp, Inc.	1,495	29,541
PrivateBancorp, Inc.	10,216	608,771
QCR Holdings, Inc.	1,818	79,628
Renasant Corp.	5,243	209,458
Republic Bancorp, Inc., Kentucky Class A	2,459	85,278
Republic First Bancorp, Inc. (a)(b)	6,378	56,445
Royal Bancshares of Pennsylvania, Inc. Class A (a)	869	3,546
S&T Bancorp, Inc.	4,613	153,936
Sandy Spring Bancorp, Inc.	3,290	126,237
Seacoast Banking Corp., Florida (a)	5,145	116,071
ServisFirst Bancshares, Inc. (b)	6,988	239,269
Shore Bancshares, Inc.	1,156	18,415
Sierra Bancorp	1,875	45,056
Signature Bank (a)	7,079	1,012,439
Simmons First National Corp. Class A	3,888	197,316
South State Corp.	3,661	304,229
Southern First Bancshares, Inc. (a)	1,195	40,869
Southern National Bancorp of Virginia, Inc.	1,775	30,370
Southside Bancshares, Inc.	3,686	120,016
Southwest Bancorp, Inc., Oklahoma	1,984	48,806
State Bank Financial Corp.	4,685	118,765
Stock Yards Bancorp, Inc.	3,039	110,012
Stonegate Bank	1,484	67,136
Summit Financial Group, Inc.	1,307	28,283
Sun Bancorp, Inc.	2,954	73,112
Sunshine Bancorp, Inc. (a)	1,987	43,813
Sussex Bancorp (b)	473	11,872
SVB Financial Group (a)	6,649	1,133,655
Texas Capital Bancshares, Inc. (a)	6,310	463,154
The First Bancorp, Inc.	1,573	39,529
TowneBank	8,153	236,437
Trico Bancshares	2,560	89,293
TriState Capital Holdings, Inc. (a)	3,802	88,206
Triumph Bancorp, Inc. (a)	2,751	62,723
Trustmark Corp.	8,591	261,252
Two River Bancorp	1,064	16,918
UMB Financial Corp.	6,518	456,456
Umpqua Holdings Corp.	27,794	470,969
Union Bankshares Corp. (b)	5,177	173,947
United Bankshares, Inc., West Virginia (b)	13,794	527,621
United Community Bank, Inc.	9,775	251,902
United Security Bancshares, Inc.	31	352
Univest Corp. of Pennsylvania	3,199	88,132
Veritex Holdings, Inc. (a)	1,916	49,816
Washington Trust Bancorp, Inc.	2,208	105,542
WashingtonFirst Bankshares, Inc.	1,770	58,091
WesBanco, Inc.	5,932	220,433
West Bancorp., Inc.	9,186	201,633
Westamerica Bancorp. (b)	3,443	176,660
Wintrust Financial Corp.	6,570	451,753
Xenith Bankshares, Inc. (a)	3,040	93,358
Zions Bancorporation	25,837	1,035,289
		36,544,237
Capital Markets - 1.8%
180 Degree Capital Corp. (a)	3,724	5,772
American Capital Senior Floating Ltd.	1,476	19,336
B. Riley Financial, Inc. (b)	2,797	42,095
BGC Partners, Inc. Class A	32,316	381,006
Capital Southwest Corp.	10,451	165,230
Capitala Finance Corp.	2,215	29,947
Capitol Acquisition Corp. III (a)	3,960	40,986
Carlyle Group LP	10,843	191,379
CBOE Holdings, Inc.	10,309	890,388
CM Finance, Inc.	3,056	31,782
CME Group, Inc.	43,501	5,102,232
Cowen Group, Inc. Class A (a)(b)	3,675	55,309
Diamond Hill Investment Group, Inc.	472	95,448
E*TRADE Financial Corp. (a)	35,193	1,218,030
FBR & Co.	1,341	23,736
Financial Engines, Inc. (b)	7,995	303,011
Hamilton Lane, Inc. Class A	1,578	31,923
Harvest Capital Credit Corp.	517	6,793
Hennessy Advisors, Inc.	1,444	20,765
Horizon Technology Finance Corp. (b)	1,183	13,013
Interactive Brokers Group, Inc.	8,499	296,445
INTL FCStone, Inc. (a)	2,464	85,156
LPL Financial	11,516	448,318
MarketAxess Holdings, Inc.	4,827	919,930
Morningstar, Inc.	5,612	410,686
Newtek Business Services Corp. (b)	2,265	38,324
Northern Trust Corp.	29,611	2,589,186
Paragon Commercial Corp.	341	17,336
SEI Investments Co.	20,498	1,026,745
T. Rowe Price Group, Inc.	31,541	2,221,748
TD Ameritrade Holding Corp.	67,461	2,520,343
The NASDAQ OMX Group, Inc.	21,229	1,436,142
TheStreet.com, Inc. (a)	8,734	8,123
Virtu Financial, Inc. Class A (b)	5,058	82,445
Virtus Investment Partners, Inc. (b)	793	79,855
Wins Finance Holdings, Inc. (a)(b)	2,563	48,364
WisdomTree Investments, Inc. (b)	17,103	162,650
Yintech Investment Holdings Ltd. sponsored ADR (b)	1,227	12,319
		21,072,296
Consumer Finance - 0.2%
Asta Funding, Inc. (a)	2,511	16,322
Atlanticus Holdings Corp. (a)	2,850	6,755
China Lending Corp.	3,593	17,606
Consumer Portfolio Services, Inc. (a)	3,283	13,723
Credit Acceptance Corp. (a)(b)	2,601	559,267
Encore Capital Group, Inc. (a)(b)	2,995	108,419
EZCORP, Inc. (non-vtg.) Class A (a)	6,032	51,272
Navient Corp.	38,397	554,069
PRA Group, Inc. (a)(b)	6,095	212,106
SLM Corp. (a)	53,961	560,655
World Acceptance Corp. (a)	1,043	81,479
		2,181,673
Diversified Financial Services - 0.1%
Bioverativ, Inc.	13,869	764,043
Boulevard Acquisition Corp. II (a)	95	950
GDS Holdings Ltd. ADR	3,150	24,444
GTY Technology Holdings, Inc. Class A (a)(b)	6,765	67,244
Marlin Business Services Corp.	1,715	43,475
NewStar Financial, Inc.	6,670	59,296
PICO Holdings, Inc. (a)	2,951	48,249
Quantenna Communications, Inc.	4,397	84,071
Ra Pharmaceuticals, Inc.	3,442	82,677
Smart Sand, Inc.	5,477	53,346
Varex Imaging Corp. (a)(b)	4,770	163,850
		1,391,645
Insurance - 0.9%
AMBAC Financial Group, Inc. (a)	5,597	92,462
American National Insurance Co.	3,444	404,773
Amerisafe, Inc.	2,260	117,068
AmTrust Financial Services, Inc. (b)	21,855	287,175
Arch Capital Group Ltd. (a)	15,715	1,528,284
Argo Group International Holdings, Ltd.	3,681	227,854
Atlas Financial Holdings, Inc. (a)	1,686	25,290
Baldwin & Lyons, Inc. Class B	1,868	44,458
Cincinnati Financial Corp.	21,463	1,504,127
Donegal Group, Inc. Class A	11,222	176,073
eHealth, Inc. (a)	2,658	48,695
EMC Insurance Group	3,091	83,828
Enstar Group Ltd. (a)	2,074	389,186
Erie Indemnity Co. Class A	6,042	711,566
Federated National Holding Co.	1,718	27,007
Global Indemnity Ltd. (a)	5,147	195,637
Greenlight Capital Re, Ltd. (a)	3,648	75,149
Hallmark Financial Services, Inc. (a)	2,599	26,900
Health Insurance Innovations, Inc. (a)	948	21,093
Infinity Property & Casualty Corp.	1,296	124,092
Investors Title Co.	263	49,160
James River Group Holdings Ltd.	4,024	159,511
Kingstone Companies, Inc.	761	11,149
Kinsale Capital Group, Inc.	2,804	101,617
Maiden Holdings Ltd.	11,771	124,184
National General Holdings Corp.	13,379	293,803
National Western Life Group, Inc.	460	141,289
Navigators Group, Inc.	3,677	194,881
Safety Insurance Group, Inc.	2,017	134,231
Selective Insurance Group, Inc.	7,510	383,761
State Auto Financial Corp.	5,650	140,459
State National Companies, Inc.	6,091	107,019
Trupanion, Inc. (a)(b)	3,632	73,875
United Fire Group, Inc.	3,056	132,172
United Insurance Holdings Corp.	5,413	87,853
Willis Group Holdings PLC	17,499	2,565,878
WMI Holdings Corp. (a)	25,487	28,036
		10,839,595
Mortgage Real Estate Investment Trusts - 0.1%
Agnc Investment Corp.	45,072	937,047
American Capital Mortgage Investment Corp.	5,700	104,025
CIM Commercial Trust Corp.	11,086	175,159
New York Mortgage Trust, Inc. (b)	14,140	87,951
		1,304,182
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	2,073	101,784
Thrifts & Mortgage Finance - 0.4%
America First Tax Exempt Investors LP	6,643	38,862
Bank Mutual Corp.	6,620	58,587
BankFinancial Corp.	2,115	31,048
Bear State Financial, Inc.	19,688	172,073
Beneficial Bancorp, Inc.	10,149	148,683
BofI Holding, Inc. (a)(b)	7,840	174,048
BSB Bancorp, Inc. (a)	1,280	37,120
Capitol Federal Financial, Inc.	18,087	249,962
Charter Financial Corp.	1,770	31,683
Clifton Bancorp, Inc.	3,051	49,579
Dime Community Bancshares, Inc.	5,159	98,021
First Defiance Financial Corp.	1,079	56,216
Greene County Bancorp, Inc. (b)	1,685	40,946
Hingham Institution for Savings	344	60,627
HMN Financial, Inc. (a)	1,056	18,586
Home Bancorp, Inc.	1,014	35,287
HomeStreet, Inc. (a)	2,893	77,532
HopFed Bancorp, Inc.	1,647	23,931
Kearny Financial Corp.	10,991	153,324
Lendingtree, Inc. (a)	1,525	237,290
Meridian Bancorp, Inc. Maryland	6,576	106,531
Meta Financial Group, Inc.	1,226	104,946
NMI Holdings, Inc. (a)	7,464	77,626
Northfield Bancorp, Inc.	6,693	110,167
Northwest Bancshares, Inc.	12,527	192,791
OceanFirst Financial Corp.	3,244	85,966
Oritani Financial Corp. (b)	5,537	91,637
Provident Financial Holdings, Inc.	12,020	228,380
Riverview Bancorp, Inc.	4,180	28,508
SI Financial Group, Inc.	15,928	238,920
Southern Missouri Bancorp, Inc.	1,333	41,856
Territorial Bancorp, Inc.	6,993	210,210
TFS Financial Corp.	36,175	565,054
Trustco Bank Corp., New York	11,338	83,334
United Community Financial Corp.	6,548	51,795
United Financial Bancorp, Inc. New	7,645	123,773
Washington Federal, Inc.	11,048	352,984
Waterstone Financial, Inc.	3,610	68,229
Westfield Financial, Inc.	6,045	60,148
WSFS Financial Corp.	4,165	183,677
		4,799,937

TOTAL FINANCIALS		78,235,349

HEALTH CARE - 12.0%
Biotechnology - 7.3%
Abeona Therapeutics, Inc. (a)(b)	4,823	25,803
ACADIA Pharmaceuticals, Inc. (a)(b)	15,548	399,739
Acceleron Pharma, Inc. (a)(b)	4,864	124,081
Achillion Pharmaceuticals, Inc. (a)	16,861	75,031
Acorda Therapeutics, Inc. (a)	6,198	85,532
Adamas Pharmaceuticals, Inc. (a)(b)	3,306	50,846
Adaptimmune Therapeutics PLC sponsored ADR (a)	3,459	18,264
ADMA Biologics, Inc. (a)	2,262	8,369
Aduro Biotech, Inc. (a)	7,938	79,380
Advanced Accelerator Applications SA sponsored ADR (a)	5,038	190,336
Advaxis, Inc. (a)(b)	5,399	43,570
Adverum Biotechnologies, Inc. (a)	6,090	15,530
Aeglea BioTherapeutics, Inc. (a)	2,773	11,702
Aevi Genomic Medicine, Inc. (a)(b)	2,459	2,631
Affimed NV (a)(b)	5,205	11,451
Agenus, Inc. (a)(b)	10,248	34,023
Agios Pharmaceuticals, Inc. (a)(b)	5,362	250,245
Aimmune Therapeutics, Inc. (a)(b)	6,517	108,182
Akebia Therapeutics, Inc. (a)	5,366	71,904
Albireo Pharma, Inc. (a)	653	13,373
Alder Biopharmaceuticals, Inc. (a)(b)	6,633	102,148
Aldeyra Therapeutics, Inc. (a)(b)	2,127	10,741
Alexion Pharmaceuticals, Inc. (a)	28,768	2,820,127
Alkermes PLC (a)(b)	19,385	1,119,678
Alnylam Pharmaceuticals, Inc. (a)(b)	11,032	722,155
AMAG Pharmaceuticals, Inc. (a)(b)	4,315	74,650
Amarin Corp. PLC ADR (a)	32,910	96,755
Amgen, Inc.	94,209	14,625,005
Amicus Therapeutics, Inc. (a)(b)	19,710	158,074
AnaptysBio, Inc.	2,622	67,097
Anavex Life Sciences Corp. (a)(b)	7,155	41,427
Anthera Pharmaceuticals, Inc. (a)(b)	662	1,066
Applied Genetic Technologies Corp. (a)	2,515	13,078
AquaBounty Technologies, Inc. (a)	935	7,686
Aquinox Pharmaceuticals, Inc. (a)(b)	2,454	31,313
Arbutus Biopharma Corp. (a)	7,027	23,892
Ardelyx, Inc. (a)	6,177	29,032
Arena Pharmaceuticals, Inc. (a)	37,161	48,309
Argos Therapeutics, Inc. (a)(b)	5,935	2,582
Array BioPharma, Inc. (a)(b)	22,148	167,882
Arrowhead Pharmaceuticals, Inc. (a)(b)	6,536	9,412
Ascendis Pharma A/S sponsored ADR (a)(b)	8,391	200,125
Atara Biotherapeutics, Inc. (a)(b)	3,596	47,647
Athersys, Inc. (a)(b)	15,743	22,040
aTyr Pharma, Inc. (a)(b)	3,640	11,830
Audentes Therapeutics, Inc.	2,923	41,711
Aurinia Pharmaceuticals, Inc. (a)(b)	6,841	42,688
AVEO Pharmaceuticals, Inc. (a)(b)	13,215	9,383
BeiGene Ltd. ADR (a)(b)	2,373	87,208
Bellicum Pharmaceuticals, Inc. (a)(b)	3,748	39,691
BioCryst Pharmaceuticals, Inc. (a)(b)	9,678	49,842
Biogen, Inc. (a)	27,739	6,872,892
BioMarin Pharmaceutical, Inc. (a)	22,023	1,930,096
Biospecifics Technologies Corp. (a)	1,138	58,983
bluebird bio, Inc. (a)(b)	5,103	384,511
Blueprint Medicines Corp. (a)	4,924	176,673
BrainStorm Cell Therpeutic, Inc. (a)	2,677	10,574
Calithera Biosciences, Inc. (a)	2,956	45,966
Cara Therapeutics, Inc. (a)(b)	4,070	67,399
Cascadian Therapeutics, Inc. (a)	4,980	19,422
Catabasis Pharmaceuticals, Inc. (a)(b)	2,669	3,576
Catalyst Biosciences, Inc. (a)	26	123
Catalyst Pharmaceutical Partners, Inc. (a)	11,832	25,084
Celgene Corp. (a)	99,363	11,368,121
Celldex Therapeutics, Inc. (a)(b)	12,958	36,671
Cellectis SA sponsored ADR (a)	1,046	24,905
Cerulean Pharma, Inc. (a)	4,476	1,701
ChemoCentryx, Inc. (a)(b)	6,722	44,634
Chiasma, Inc. (a)(b)	3,152	4,570
Chimerix, Inc. (a)	5,889	26,383
China Biologic Products, Inc. (a)(b)	3,405	387,489
Cidara Therapeutics, Inc. (a)(b)	2,027	12,162
Clovis Oncology, Inc. (a)	5,600	289,296
Coherus BioSciences, Inc. (a)(b)	6,753	133,372
Conatus Pharmaceuticals, Inc. (a)(b)	2,655	13,089
Concert Pharmaceuticals, Inc. (a)	3,396	42,654
ContraFect Corp. (a)	81	97
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	5,936	36,803
Corvus Pharmaceuticals, Inc. (a)	3,159	32,095
CRISPR Therapeutics AG (b)	5,146	70,089
CTI BioPharma Corp. (a)(b)	4,273	17,391
Curis, Inc. (a)	20,537	35,118
Cyclacel Pharmaceuticals, Inc.	74	312
Cytokinetics, Inc. (a)	5,212	70,623
CytomX Therapeutics, Inc. (a)	4,336	61,094
Cytori Therapeutics, Inc. (a)(b)	3,146	3,146
CytRx Corp. (a)(b)	9,907	8,698
DBV Technologies SA sponsored ADR (a)(b)	3,313	109,992
Dicerna Pharmaceuticals, Inc. (a)	3,630	11,253
Dyax Corp. rights 12/31/19 (a)	12,922	41,867
Dynavax Technologies Corp. (a)(b)	4,710	25,905
Eagle Pharmaceuticals, Inc. (a)(b)	2,060	150,277
Edge Therapeutics, Inc. (a)(b)	4,336	42,493
Editas Medicine, Inc. (a)(b)	5,336	72,890
Eiger Biopharmaceuticals, Inc. (a)(b)	945	6,284
Eleven Biotherapeutics, Inc. (a)(b)	2,451	3,358
Enanta Pharmaceuticals, Inc. (a)	2,419	72,764
Enzymotec Ltd. (a)(b)	220	1,782
Epizyme, Inc. (a)(b)	7,748	110,796
Esperion Therapeutics, Inc. (a)(b)	3,005	96,220
Exact Sciences Corp. (a)(b)	12,711	463,570
Exelixis, Inc. (a)	36,976	691,821
Fate Therapeutics, Inc. (a)	7,281	24,537
Fibrocell Science, Inc. (a)	1,914	4,096
FibroGen, Inc. (a)	8,169	214,845
Five Prime Therapeutics, Inc. (a)	3,583	101,220
Flexion Therapeutics, Inc. (a)(b)	4,003	68,411
Fortress Biotech, Inc. (a)(b)	10,608	38,295
Forward Pharma A/S sponsored ADR (a)(b)	1,571	30,949
Foundation Medicine, Inc. (a)(b)	4,767	181,146
Galapagos Genomics NV sponsored ADR (a)	1,340	110,322
Galectin Therapeutics, Inc. (a)(b)	6,332	14,374
Galena Biopharma, Inc. (a)	1,094	614
Galmed Pharmaceuticals Ltd. (a)	2,270	11,350
Genocea Biosciences, Inc. (a)(b)	3,536	21,570
Genomic Health, Inc. (a)	4,392	139,490
GenVec, Inc. (a)	1,972	12,680
Geron Corp. (a)(b)	21,583	57,411
Gilead Sciences, Inc.	167,887	10,894,187
Global Blood Therapeutics, Inc. (a)(b)	5,643	152,361
GlycoMimetics, Inc. (a)(b)	2,806	35,608
Grifols SA ADR	18,480	396,581
Halozyme Therapeutics, Inc. (a)(b)	16,332	192,718
Harvard Apparatus (a)	1,618	453
Heron Therapeutics, Inc. (a)(b)	4,775	63,985
Idera Pharmaceuticals, Inc. (a)(b)	23,943	39,027
Ignyta, Inc. (a)	6,541	46,114
Immune Design Corp. (a)	3,108	23,155
ImmunoGen, Inc. (a)(b)	11,138	51,346
Immunomedics, Inc. (a)(b)	13,977	105,526
Incyte Corp. (a)	24,141	3,122,156
Infinity Pharmaceuticals, Inc. (a)(b)	5,197	8,939
Inotek Pharmaceuticals Corp. (a)(b)	2,672	4,542
Inovio Pharmaceuticals, Inc. (a)(b)	8,976	67,769
Insmed, Inc. (a)(b)	7,905	121,895
Insys Therapeutics, Inc. (a)(b)	9,169	134,784
Intellia Therapeutics, Inc. (a)(b)	5,002	57,323
Intercept Pharmaceuticals, Inc. (a)(b)	3,188	356,737
Ionis Pharmaceuticals, Inc. (a)(b)	15,461	707,959
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	16,927	299,777
Jounce Therapeutics, Inc.	3,793	76,808
Juno Therapeutics, Inc. (a)(b)	13,384	310,910
Kalvista Pharmaceuticals, Inc. (a)(b)	943	7,016
Kamada (a)	112	790
Karyopharm Therapeutics, Inc. (a)	4,525	36,743
Keryx Biopharmaceuticals, Inc. (a)	13,247	84,648
Kindred Biosciences, Inc. (a)	3,685	25,058
Kite Pharma, Inc. (a)(b)	7,069	511,230
Kura Oncology, Inc. (a)	3,504	31,186
La Jolla Pharmaceutical Co. (a)(b)	2,571	73,531
Leap Therapeutics, Inc. (a)	1,337	8,838
Lexicon Pharmaceuticals, Inc. (a)(b)	13,258	183,623
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	2,724	294,955
General CVR (a)	1,530	38
Glucagon CVR (a)	1,530	107
rights (a)	1,530	6
TR Beta CVR (a)	1,530	8
Lion Biotechnologies, Inc. (a)	6,249	32,182
Loxo Oncology, Inc. (a)(b)	3,326	151,832
Macrogenics, Inc. (a)	4,758	84,455
MannKind Corp. (a)(b)	11,719	17,813
MediciNova, Inc. (a)(b)	4,731	27,534
MEI Pharma, Inc. (a)	2,944	6,624
Merrimack Pharmaceuticals, Inc.	15,406	27,962
MiMedx Group, Inc. (a)(b)	14,655	200,480
Minerva Neurosciences, Inc. (a)	3,922	32,357
Miragen Therapeutics, Inc. (a)	2,536	27,693
Mirati Therapeutics, Inc. (a)	2,277	6,376
Momenta Pharmaceuticals, Inc. (a)	9,692	140,534
Myriad Genetics, Inc. (a)(b)	8,438	171,713
NantKwest, Inc. (a)(b)	10,509	38,568
Natera, Inc. (a)(b)	6,764	69,263
Neothetics, Inc. (a)	2,187	5,336
Neuralstem, Inc. (a)(b)	3,363	14,999
Neurocrine Biosciences, Inc. (a)(b)	11,004	478,344
NewLink Genetics Corp. (a)(b)	3,650	46,574
Nivalis Therapeutics, Inc. (a)	2,183	5,021
Novavax, Inc. (a)(b)	35,241	32,468
Novelion Therapeutics, Inc. (a)	2,901	24,223
Novelion Therapeutics, Inc.:
warrants	5,463	0
warrants	5,463	0
Nymox Pharmaceutical Corp. (a)(b)	6,161	26,492
Ohr Pharmaceutical, Inc. (a)	2,659	1,595
OncoGenex Pharmaceuticals, Inc. (a)(b)	711	271
OncoMed Pharmaceuticals, Inc. (a)(b)	3,983	12,985
Onconova Therapeutics, Inc. (a)	310	574
Ophthotech Corp. (a)(b)	4,563	10,358
Opko Health, Inc. (a)(b)	72,207	443,351
Organovo Holdings, Inc. (a)(b)	14,511	41,066
Otonomy, Inc. (a)	3,538	43,341
OvaScience, Inc. (a)(b)	11,699	14,975
PDL BioPharma, Inc.	19,600	46,844
Peregrine Pharmaceuticals, Inc. (a)	38,775	21,404
Pieris Pharmaceuticals, Inc. (a)	4,186	19,172
Pluristem Therapeutics, Inc. (a)(b)	17,693	24,593
Portola Pharmaceuticals, Inc. (a)	7,475	275,454
Prana Biotechnology Ltd. ADR (a)	1,447	3,039
Progenics Pharmaceuticals, Inc. (a)(b)	10,515	66,981
ProNai Therapeutics, Inc. (a)	3,883	4,388
ProQR Therapeutics BV (a)	2,905	14,235
Proteon Therapeutics, Inc. (a)(b)	3,803	4,564
Proteostasis Therapeutics, Inc. (a)	3,119	12,351
Prothena Corp. PLC (a)(b)	4,416	225,260
PTC Therapeutics, Inc. (a)(b)	5,102	63,928
Puma Biotechnology, Inc. (a)(b)	4,191	320,612
Radius Health, Inc. (a)(b)	5,406	187,156
Recro Pharma, Inc. (a)	2,958	21,475
Regeneron Pharmaceuticals, Inc. (a)	13,269	6,091,267
REGENXBIO, Inc. (a)(b)	3,504	59,918
Regulus Therapeutics, Inc. (a)(b)	6,670	9,338
Repligen Corp. (a)	4,558	178,856
Retrophin, Inc. (a)	4,622	73,259
Rigel Pharmaceuticals, Inc. (a)	14,215	32,552
Sage Therapeutics, Inc. (a)(b)	4,762	314,816
Sangamo Therapeutics, Inc. (a)(b)	8,094	55,039
Sarepta Therapeutics, Inc. (a)(b)	6,918	206,433
Seattle Genetics, Inc. (a)(b)	18,159	1,161,813
Selecta Biosciences, Inc. (b)	2,522	34,501
Seres Therapeutics, Inc. (a)	4,980	45,418
Shire PLC sponsored ADR	10,487	1,811,315
Sinovac Biotech Ltd. (a)	49,563	264,171
Sophiris Bio, Inc. (a)(b)	4,483	10,670
Sorrento Therapeutics, Inc. (a)(b)	9,320	14,446
Spark Therapeutics, Inc. (a)(b)	3,761	191,548
Spectrum Pharmaceuticals, Inc. (a)	11,181	63,284
Spring Bank Pharmaceuticals, Inc. (b)	1,163	14,433
Stemline Therapeutics, Inc. (a)(b)	2,854	22,547
Sunesis Pharmaceuticals, Inc. (a)	1,342	3,972
Syndax Pharmaceuticals, Inc. (a)(b)	2,305	27,983
Synergy Pharmaceuticals, Inc. (a)(b)	28,579	100,312
T2 Biosystems, Inc. (a)(b)	4,692	15,531
Tenax Therapeutics, Inc. (a)(b)	4,588	2,299
TESARO, Inc. (a)(b)	6,814	1,017,398
TG Therapeutics, Inc. (a)(b)	7,218	81,203
Threshold Pharmaceuticals, Inc. (a)(b)	15,603	7,131
Tobira Therapeutics, Inc. rights (b)	1,750	33,250
TONIX Pharmaceuticals Holding (a)	322	1,388
TRACON Pharmaceuticals, Inc. (a)(b)	1,838	4,963
Trevena, Inc. (a)(b)	7,112	16,571
Trillium Therapeutics, Inc. (a)(b)	1,627	8,142
Trovagene, Inc. (a)(b)	3,987	2,565
Ultragenyx Pharmaceutical, Inc. (a)(b)	5,469	294,506
uniQure B.V. (a)(b)	3,138	17,385
United Therapeutics Corp. (a)	5,728	692,458
Vanda Pharmaceuticals, Inc. (a)	5,244	72,105
VBI Vaccines, Inc. (a)(b)	5,613	23,294
VBL Therapeutics (a)	4,774	26,018
Veracyte, Inc. (a)	4,724	38,453
Verastem, Inc. (a)	6,127	12,622
Vericel Corp. (a)(b)	3,928	11,588
Versartis, Inc. (a)	4,489	68,906
Vertex Pharmaceuticals, Inc. (a)	31,719	3,920,468
Vical, Inc. (a)	1,960	4,763
Vital Therapies, Inc. (a)	4,630	12,270
Voyager Therapeutics, Inc. (a)(b)	4,168	36,928
Xbiotech, Inc. (a)(b)	3,790	27,932
Xencor, Inc. (a)	5,843	119,782
Xenon Pharmaceuticals, Inc. (a)(b)	2,996	10,935
XOMA Corp. (a)(b)	543	3,513
Zafgen, Inc. (a)	4,949	16,777
ZIOPHARM Oncology, Inc. (a)(b)	17,008	99,497
		87,158,444
Health Care Equipment & Supplies - 1.7%
Abaxis, Inc.	2,953	142,925
Abiomed, Inc. (a)	5,518	758,339
Accuray, Inc. (a)(b)	10,405	42,661
Align Technology, Inc. (a)	10,257	1,489,316
Alliqua Biomedical, Inc. (a)	6,332	2,251
Alphatec Holdings, Inc. (a)(b)	1,139	2,221
Analogic Corp.	1,666	119,785
Angiodynamics, Inc. (a)	5,049	76,139
Anika Therapeutics, Inc. (a)(b)	1,874	86,710
Antares Pharma, Inc. (a)	23,362	56,770
Apollo Endosurgery, Inc. (a)(b)	32	216
Atricure, Inc. (a)(b)	4,718	98,559
Atrion Corp.	255	140,671
Avinger, Inc. (a)(b)	2,181	1,157
AxoGen, Inc. (a)	3,949	58,643
BioLase Technology, Inc. (a)(b)	12,242	13,589
Cardiovascular Systems, Inc. (a)	3,978	119,459
Cerus Corp. (a)(b)	14,535	33,285
ConforMis, Inc. (a)	5,422	21,959
CONMED Corp.	3,738	189,778
Cutera, Inc. (a)	1,373	31,304
CytoSorbents Corp. (a)(b)	4,956	20,815
Dentsply Sirona, Inc.	29,597	1,880,001
DexCom, Inc. (a)(b)	10,900	728,556
Dextera Surgical, Inc. (a)	1,033	192
EDAP TMS SA sponsored ADR (a)	3,892	10,314
Ekso Bionics Holdings, Inc. (a)(b)	4,051	4,213
Endologix, Inc. (a)(b)	10,807	52,090
Entellus Medical, Inc. (a)(b)	2,810	37,457
EnteroMedics, Inc. (a)(b)	1,558	8,195
Exactech, Inc. (a)	2,111	63,963
Fonar Corp. (a)	986	24,946
Genmark Diagnostics, Inc. (a)	6,142	79,477
Hologic, Inc. (a)	35,750	1,548,333
ICU Medical, Inc. (a)	2,467	397,927
IDEXX Laboratories, Inc. (a)	11,448	1,927,729
Inogen, Inc. (a)	2,574	228,159
Insulet Corp. (a)	7,428	311,753
Integra LifeSciences Holdings Corp. (a)	9,338	470,168
Intuitive Surgical, Inc. (a)	4,963	4,539,557
InVivo Therapeutics Holdings Corp. (a)(b)	3,254	6,345
Invuity, Inc. (a)	2,070	15,111
IRadimed Corp. (a)(b)	1,523	12,412
iRhythm Technologies, Inc.	3,048	105,705
Iridex Corp. (a)(b)	2,119	19,050
K2M Group Holdings, Inc. (a)	5,831	132,655
Lantheus Holdings, Inc. (a)	4,970	82,502
LeMaitre Vascular, Inc.	2,475	75,636
LivaNova PLC (a)	6,302	358,206
Masimo Corp. (a)	6,457	562,017
Mazor Robotics Ltd. sponsored ADR (a)(b)	1,523	63,067
Meridian Bioscience, Inc.	5,396	74,465
Merit Medical Systems, Inc. (a)	5,645	200,398
Microbot Medical, Inc. (a)(b)	3,648	16,489
Natus Medical, Inc. (a)	4,330	146,787
Neogen Corp. (a)	4,919	311,324
Neovasc, Inc. (a)(b)	7,960	11,491
Novadaq Technologies, Inc. (a)(b)	7,462	51,562
Novocure Ltd. (a)(b)	10,599	133,017
NuVasive, Inc. (a)	6,479	486,119
NxStage Medical, Inc. (a)	8,499	184,088
Obalon Therapeutics, Inc. (b)	2,653	24,646
OraSure Technologies, Inc. (a)	7,278	109,679
Orthofix International NV (a)	2,527	105,300
Oxford Immunotec Global PLC (a)(b)	3,291	46,074
PAVmed, Inc. (a)(b)	1,684	7,090
Pulse Biosciences, Inc. (b)	1,591	45,487
Quidel Corp. (a)	3,949	98,014
Quotient Ltd. (a)	3,848	28,591
ReWalk Robotics Ltd. (a)	1,684	1,937
Rockwell Medical Technologies, Inc. (a)(b)	6,728	48,172
RTI Biologics, Inc. (a)	8,777	45,202
Seaspine Holdings Corp. (a)	1,373	13,716
Second Sight Medical Products, Inc. (a)	8,162	9,386
Sientra, Inc. (a)(b)	2,254	16,882
Staar Surgical Co. (a)(b)	23,953	219,170
SurModics, Inc. (a)	1,479	36,088
Synergetics U.S.A., Inc. (a)	3,200	608
Syneron Medical Ltd. (a)	4,267	46,510
Tactile Systems Technology, Inc.	2,256	54,888
Tandem Diabetes Care, Inc. (a)	4,392	3,493
TearLab Corp. (a)(b)	570	1,123
The Spectranetics Corp. (a)	4,969	134,163
Trinity Biotech PLC sponsored ADR (a)	3,146	17,712
Utah Medical Products, Inc.	3,368	226,330
Vermillion, Inc. (a)	7,476	12,784
ViewRay, Inc. (a)(b)	7,538	49,374
Wright Medical Group NV (a)(b)	12,858	343,566
		20,614,013
Health Care Providers & Services - 1.0%
Acadia Healthcare Co., Inc. (a)(b)	11,343	468,920
Aceto Corp. (b)	3,775	53,416
Addus HomeCare Corp. (a)	1,670	61,957
Alliance Healthcare Services, Inc. (a)	1,473	19,517
Almost Family, Inc. (a)	1,531	87,879
Amedisys, Inc. (a)(b)	4,224	253,102
BioScrip, Inc. (a)(b)	14,268	25,825
BioTelemetry, Inc. (a)	3,784	109,168
Caladrius Biosciences, Inc. (a)(b)	483	2,251
Corvel Corp. (a)	2,849	132,763
Cross Country Healthcare, Inc. (a)	4,663	53,858
Express Scripts Holding Co. (a)	77,165	4,610,609
Five Star Sr Living, Inc. (a)	184	331
HealthEquity, Inc. (a)	7,671	351,332
Henry Schein, Inc. (a)	10,201	1,876,678
iKang Healthcare Group, Inc. sponsored ADR (a)(b)	6,044	92,655
Interpace Diagnostics Group, Inc. (a)	199	376
LHC Group, Inc. (a)	2,548	153,390
LifePoint Hospitals, Inc. (a)	5,367	326,314
Magellan Health Services, Inc. (a)	3,141	215,944
National Research Corp. Class A	7,034	168,816
Patterson Companies, Inc. (b)	12,414	548,202
Premier, Inc. (a)	6,331	218,546
Providence Service Corp. (a)	2,060	96,284
Psychemedics Corp.	1,093	22,614
R1 RCM, Inc. (a)	12,523	44,707
RadNet, Inc. (a)	6,527	46,994
Sharps Compliance Corp. (a)	315	1,279
Surgery Partners, Inc. (a)(b)	6,125	133,525
The Ensign Group, Inc.	6,860	126,087
Tivity Health, Inc. (a)	4,857	164,895
VCA, Inc. (a)	10,378	956,125
		11,424,359
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	24,040	274,296
athenahealth, Inc. (a)(b)	5,100	683,298
Cerner Corp. (a)	41,652	2,721,958
Computer Programs & Systems, Inc.	2,089	69,773
Connecture, Inc. (a)	3,785	3,179
Fulgent Genetics, Inc.	2,725	16,813
HealthStream, Inc. (a)(b)	4,201	117,082
HMS Holdings Corp. (a)	10,702	194,990
Inovalon Holdings, Inc. Class A (a)(b)	8,677	118,007
Medidata Solutions, Inc. (a)	7,378	525,166
NantHealth, Inc. (b)	15,750	48,668
Omnicell, Inc. (a)	4,563	182,064
Quality Systems, Inc. (a)	8,481	130,268
Simulations Plus, Inc.	2,863	34,929
Tabula Rasa HealthCare, Inc.	2,368	31,376
		5,151,867
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. (a)(b)	6,438	179,620
Albany Molecular Research, Inc. (a)(b)	6,099	118,687
Bio-Techne Corp.	4,762	533,725
Bruker Corp.	20,684	562,812
ChromaDex, Inc. (a)(b)	6,379	20,923
Compugen Ltd. (a)(b)	7,275	34,920
Fluidigm Corp. (a)(b)	3,339	15,126
Harvard Bioscience, Inc. (a)	6,472	14,886
ICON PLC (a)(b)	7,033	661,805
Illumina, Inc. (a)	18,741	3,323,904
INC Research Holdings, Inc. Class A (a)	6,971	396,301
Luminex Corp.	5,640	114,266
Medpace Holdings, Inc. (b)	5,221	145,248
Nanostring Technologies, Inc. (a)	3,091	56,689
NeoGenomics, Inc. (a)(b)	8,735	66,037
Pacific Biosciences of California, Inc. (a)(b)	12,692	41,884
PAREXEL International Corp. (a)	6,738	544,565
PRA Health Sciences, Inc. (a)	7,869	568,535
pSivida Corp. (a)	6,198	14,069
QIAGEN NV (a)	28,730	964,179
VWR Corp. (a)	16,963	560,797
		8,938,978
Pharmaceuticals - 0.9%
AcelRx Pharmaceuticals, Inc. (a)(b)	5,551	13,878
Achaogen, Inc. (a)(b)	4,629	93,413
Aclaris Therapeutics, Inc. (a)	3,446	81,946
Adamis Pharmaceuticals Corp. (a)(b)	2,504	9,640
Aerie Pharmaceuticals, Inc. (a)	4,419	245,034
Agile Therapeutics, Inc. (a)(b)	3,823	12,539
Akari Therapeutics PLC sponsored ADR (a)	1,737	10,648
Akorn, Inc. (a)	16,329	543,266
Alcobra Pharma Ltd. (a)	5,246	5,876
Alimera Sciences, Inc. (a)(b)	6,040	8,577
Amphastar Pharmaceuticals, Inc. (a)	5,893	100,594
ANI Pharmaceuticals, Inc. (a)(b)	1,595	69,686
ANI Pharmaceuticals, Inc. rights (a)	739	0
Apricus Biosciences, Inc. (a)(b)	957	880
Aralez Pharmaceuticals, Inc. (a)(b)	8,505	10,716
Aratana Therapeutics, Inc. (a)(b)	4,586	26,415
Assembly Biosciences, Inc. (a)	2,230	56,664
AstraZeneca PLC rights (a)	1,845	0
Auris Medical Holding AG (a)	4,911	2,972
Avexis, Inc. (a)	3,629	256,752
Axsome Therapeutics, Inc. (a)(b)	3,219	12,393
BeyondSpring, Inc.	1,792	62,541
Bio Path Holdings, Inc. (a)(b)	13,990	4,897
Biodelivery Sciences International, Inc. (a)(b)	9,123	20,071
Cardiome Pharma Corp. (a)(b)	4,489	18,476
Cempra, Inc. (a)	6,872	26,114
Clearside Biomedical, Inc.	2,635	18,129
Collegium Pharmaceutical, Inc. (a)(b)	3,761	30,915
Concordia International Corp. (a)(b)	6,721	8,771
ContraVir Pharmaceuticals, Inc. (a)	7,857	4,801
Corcept Therapeutics, Inc. (a)	14,721	166,495
Corium International, Inc. (a)	3,638	27,139
CymaBay Therapeutics, Inc. (a)(b)	2,677	13,117
DepoMed, Inc. (a)(b)	7,549	79,114
Dermira, Inc. (a)(b)	5,223	143,215
Durect Corp. (a)	20,802	25,586
Egalet Corp. (a)(b)	3,702	7,922
Endo International PLC(a)	28,936	381,376
Endocyte, Inc. (a)	8,234	20,997
Flamel Technologies SA sponsored ADR (a)	5,017	49,518
Flex Pharma, Inc. (a)(b)	2,646	9,287
Foamix Pharmaceuticals Ltd. (a)	5,502	24,264
Gemphire Therapeutics, Inc.	1,231	12,187
GW Pharmaceuticals PLC ADR (a)(b)	2,875	283,504
Heska Corp. (a)	802	79,125
Horizon Pharma PLC (a)	20,896	208,960
Impax Laboratories, Inc. (a)	9,321	142,145
Imprimis Pharmaceuticals, Inc. (a)(b)	2,315	7,223
Innocoll Holdings PLC (a)(b)	3,827	8,228
Innoviva, Inc. (a)(b)	15,011	183,434
IntelliPharmaCeutics International Corp. (a)(b)	4,725	8,978
Intersect ENT, Inc. (a)	3,878	98,113
Intra-Cellular Therapies, Inc. (a)(b)	5,460	55,965
Jazz Pharmaceuticals PLC (a)	7,655	1,114,262
Juniper Pharmaceuticals, Inc. (a)	1,423	6,119
KemPharm, Inc. (a)(b)	2,163	9,409
Lipocine, Inc. (a)(b)	2,464	9,043
Marinus Pharmaceuticals, Inc. (a)	2,160	2,506
MediWound Ltd. (a)	3,336	23,185
Merus B.V.	2,569	49,736
Mylan N.V. (a)	68,328	2,663,425
MyoKardia, Inc. (a)	4,364	56,296
Nektar Therapeutics (a)	20,658	410,681
Neos Therapeutics, Inc. (a)(b)	2,219	18,640
NeuroDerm Ltd. (a)(b)	3,419	81,543
Novan, Inc. (b)	2,236	11,068
Novus Therapeutics, Inc. (a)(b)	353	1,807
ObsEva SA	3,111	26,039
Ocera Therapeutics, Inc. (a)(b)	4,420	4,774
Ocular Therapeutix, Inc. (a)(b)	2,940	29,988
Omeros Corp. (a)(b)	5,154	77,877
Oncobiologics, Inc. (a)(b)	4,327	6,577
Orexigen Therapeutics, Inc. (a)(b)	2,107	6,026
Pacira Pharmaceuticals, Inc. (a)	4,930	218,892
Pain Therapeutics, Inc. (a)(b)	1,219	4,571
Paratek Pharmaceuticals, Inc. (a)(b)	3,398	68,130
Pernix Therapeutics Holdings, Inc. (a)(b)	596	2,199
Phibro Animal Health Corp. Class A	2,175	76,669
Plx Pharma PLC/New (a)	230	1,346
Reata Pharmaceuticals, Inc. (b)	1,877	51,862
RedHill Biopharma Ltd. sponsored ADR (a)(b)	1,394	13,076
Repros Therapeutics, Inc. (a)	2,854	1,341
Revance Therapeutics, Inc. (a)	3,635	80,879
SciClone Pharmaceuticals, Inc. (a)	6,224	59,128
SCYNEXIS, Inc. (a)(b)	3,593	5,713
SenesTech, Inc.	1,260	7,686
Sonoma Pharmaceuticals, Inc. (a)	2,047	14,390
SteadyMed Ltd. (a)	2,775	19,286
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	5,354	53,540
Supernus Pharmaceuticals, Inc. (a)	6,737	253,311
Teligent, Inc. (a)(b)	7,764	64,286
Tetraphase Pharmaceuticals, Inc. (a)	4,715	32,486
The Medicines Company (a)(b)	9,184	365,248
Theravance Biopharma, Inc. (a)(b)	6,688	244,112
Titan Pharmaceuticals, Inc. (a)(b)	4,736	11,130
VIVUS, Inc. (a)	12,501	14,251
WAVE Life Sciences (a)	3,119	58,949
Zogenix, Inc. (a)(b)	2,794	35,484
Zynerba Pharmaceuticals, Inc. (a)	1,833	34,149
		10,193,611

TOTAL HEALTH CARE		143,481,272

INDUSTRIALS - 4.3%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)(b)	3,094	96,038
Arotech Corp. (a)(b)	2,775	9,227
Astronics Corp. (a)	2,465	75,429
Axon Enterprise, Inc. (a)(b)	6,374	153,040
Elbit Systems Ltd. (b)	5,408	660,749
Innovative Solutions & Support, Inc. (a)	2,794	11,176
KEYW Holding Corp. (a)(b)	5,855	53,925
KLX, Inc. (a)	6,716	324,987
Kratos Defense & Security Solutions, Inc. (a)	8,973	97,088
LMI Aerospace, Inc. (a)	2,265	31,551
Mercury Systems, Inc. (a)	5,993	238,342
		1,751,552
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	7,502	178,923
Atlas Air Worldwide Holdings, Inc. (a)	3,344	162,853
C.H. Robinson Worldwide, Inc. (b)	18,104	1,213,149
Echo Global Logistics, Inc. (a)	4,178	77,920
Expeditors International of Washington, Inc.	23,141	1,235,267
Forward Air Corp.	3,920	204,350
Hub Group, Inc. Class A (a)	3,980	142,683
Park-Ohio Holdings Corp.	1,631	60,510
		3,275,655
Airlines - 0.6%
Allegiant Travel Co.	2,183	299,071
American Airlines Group, Inc.	65,861	3,188,331
Hawaiian Holdings, Inc. (a)	6,965	348,947
JetBlue Airways Corp. (a)	41,483	930,049
Ryanair Holdings PLC sponsored ADR (a)	13,397	1,429,996
SkyWest, Inc.	6,491	222,641
Spirit Airlines, Inc. (a)	8,898	472,484
		6,891,519
Building Products - 0.1%
AAON, Inc. (b)	6,522	235,933
American Woodmark Corp. (a)	2,069	192,003
Apogee Enterprises, Inc.	3,926	209,177
Builders FirstSource, Inc. (a)	14,272	194,956
Caesarstone Sdot-Yam Ltd. (a)	4,319	162,178
CSW Industrials, Inc. (a)	1,917	67,670
Gibraltar Industries, Inc. (a)	4,087	127,106
Insteel Industries, Inc. (b)	2,559	81,274
Patrick Industries, Inc. (a)	2,017	133,525
Universal Forest Products, Inc.	2,597	228,354
		1,632,176
Commercial Services & Supplies - 0.5%
Aqua Metals, Inc. (a)(b)	2,605	30,921
Casella Waste Systems, Inc. Class A (a)	5,023	70,422
CECO Environmental Corp.	4,418	41,529
China Recycling Energy Corp. (a)	510	775
Cintas Corp.	13,307	1,675,085
Copart, Inc. (a)	29,148	909,126
Essendant, Inc.	4,930	79,373
Fuel Tech, Inc. (a)	3,147	2,769
Healthcare Services Group, Inc.	9,313	445,813
Heritage-Crystal Clean, Inc. (a)	3,094	47,184
Herman Miller, Inc.	7,800	246,090
Hudson Technologies, Inc. (a)	5,207	42,489
InnerWorkings, Inc. (a)	8,041	87,164
Interface, Inc.	8,644	177,634
Intersections, Inc. (a)	2,157	10,289
Kimball International, Inc. Class B	4,622	79,406
Matthews International Corp. Class A	4,084	260,355
McGrath RentCorp.	3,185	105,646
Mobile Mini, Inc.	5,747	160,916
Multi-Color Corp.	2,165	185,974
Odyssey Marine Exploration, Inc. (a)(b)	1,055	3,365
Perma-Fix Environmental Services, Inc. (a)	1,870	6,452
SP Plus Corp. (a)	3,044	89,798
Stericycle, Inc. (a)	10,913	892,356
Tetra Tech, Inc.	7,156	328,818
U.S. Ecology, Inc.	2,706	135,368
VSE Corp.	1,286	53,806
West Corp.	10,655	246,876
		6,415,799
Construction & Engineering - 0.0%
Aegion Corp. (a)	4,663	92,281
Great Lakes Dredge & Dock Corp. (a)	8,236	34,179
Ies Holdings, Inc. (a)	2,861	43,916
Layne Christensen Co. (a)(b)	2,902	21,098
MYR Group, Inc. (a)	1,972	57,898
Northwest Pipe Co. (a)	1,568	22,360
NV5 Holdings, Inc. (a)(b)	1,134	41,618
Primoris Services Corp.	7,071	164,047
Sterling Construction Co., Inc. (a)	4,576	46,584
		523,981
Electrical Equipment - 0.1%
Allied Motion Technologies, Inc.	1,277	32,155
American Superconductor Corp. (a)(b)	2,317	9,546
Ballard Power Systems, Inc. (a)(b)	23,349	64,472
Broadwind Energy, Inc. (a)	1,178	5,772
Capstone Turbine Corp. (a)	2,036	1,242
Encore Wire Corp.	2,524	104,367
Energous Corp. (a)(b)	2,770	42,741
Energy Focus, Inc. (a)(b)	1,326	4,270
Enphase Energy, Inc. (a)	13,796	10,485
FuelCell Energy, Inc. (a)(b)	4,753	4,583
Highpower International, Inc. (a)	3,519	16,539
Hydrogenics Corp. (a)(b)	837	5,985
LSI Industries, Inc.	3,940	34,790
Plug Power, Inc. (a)(b)	26,118	48,579
Polar Power, Inc.	1,340	6,955
Powell Industries, Inc.	1,667	54,894
Revolution Lighting Technologies, Inc. (a)(b)	3,014	23,690
Sunrun, Inc. (a)(b)	12,164	61,307
TPI Composites, Inc.	4,520	76,930
Ultralife Corp. (a)	2,941	18,822
Vicor Corp. (a)	3,600	61,020
		689,144
Industrial Conglomerates - 0.1%
Icahn Enterprises LP	19,920	950,184
Raven Industries, Inc.	4,816	163,022
		1,113,206
Machinery - 0.7%
Altra Industrial Motion Corp.	3,399	146,837
American Railcar Industries, Inc. (b)	2,752	97,668
Astec Industries, Inc.	2,951	165,167
Blue Bird Corp. (a)(b)	2,428	44,311
Chart Industries, Inc. (a)	3,985	136,885
Columbus McKinnon Corp. (NY Shares)	2,891	80,775
Commercial Vehicle Group, Inc. (a)	4,420	35,714
Dmc Global, Inc.	1,470	18,596
Eastern Co.	1,148	34,957
Energy Recovery, Inc. (a)(b)	6,829	51,832
ExOne Co. (a)(b)	1,622	21,346
Franklin Electric Co., Inc.	5,990	228,818
FreightCar America, Inc.	1,481	24,822
Gencor Industries, Inc. (a)	1,080	17,496
Hardinge, Inc.	2,657	32,150
Hurco Companies, Inc.	654	19,031
Jason Industries, Inc. (a)	3,385	4,536
Kornit Digital Ltd. (a)	4,732	79,261
L.B. Foster Co. Class A	1,092	19,601
Lincoln Electric Holdings, Inc.	8,499	759,641
Manitex International, Inc. (a)	1,777	12,759
Middleby Corp. (a)	7,356	944,216
NN, Inc.	3,591	102,703
Nordson Corp.	7,257	840,941
Omega Flex, Inc.	1,470	89,993
PACCAR, Inc.	44,837	2,822,938
RBC Bearings, Inc. (a)(b)	2,948	298,691
Spartan Motors, Inc.	5,255	45,193
Sun Hydraulics Corp.	3,430	146,770
TriMas Corp. (a)	6,223	135,661
Twin Disc, Inc. (a)	1,127	20,173
Westport Fuel Systems, Inc. (a)(b)	13,390	21,156
Woodward, Inc.	7,894	537,739
		8,038,377
Marine - 0.0%
Diana Containerships, Inc.	604	215
DryShips, Inc.	182	433
Eagle Bulk Shipping, Inc. (a)	8,602	40,343
Euroseas Ltd. (a)(b)	445	574
Globus Maritime Ltd. (a)(b)	3,075	3,567
Golden Ocean Group Ltd. (a)	15,699	88,700
Rand Logistics, Inc. (a)	3,440	2,098
Star Bulk Carriers Corp. (a)(b)	7,058	56,041
		191,971
Professional Services - 0.5%
51job, Inc. sponsored ADR (a)(b)	3,300	143,847
Acacia Research Corp. (a)	5,840	23,068
Advisory Board Co. (a)	5,304	274,217
Barrett Business Services, Inc.	898	51,249
Cogint, Inc. (a)	10,391	56,111
CRA International, Inc.	1,193	41,242
Exponent, Inc.	3,291	195,156
Heidrick & Struggles International, Inc.	2,456	52,927
Huron Consulting Group, Inc. (a)	2,628	109,193
ICF International, Inc. (a)	2,599	122,283
IHS Markit Ltd. (a)	55,648	2,551,461
Kelly Services, Inc. Class A (non-vtg.)	4,620	107,323
Kforce, Inc.	3,502	63,036
Resources Connection, Inc.	4,770	59,864
RPX Corp. (a)	6,382	84,498
Verisk Analytics, Inc. (a)	21,489	1,738,245
Willdan Group, Inc. (a)	1,245	41,421
		5,715,141
Road & Rail - 0.9%
AMERCO	2,515	928,664
ArcBest Corp.	3,289	61,833
Avis Budget Group, Inc. (a)(b)	11,254	257,604
Covenant Transport Group, Inc. Class A (a)	1,838	33,856
CSX Corp.	119,232	6,458,797
Heartland Express, Inc. (b)	10,264	199,635
Hennessy Capital Acquisition Corp. II (a)	1,180	11,139
J.B. Hunt Transport Services, Inc.	14,282	1,219,397
Landstar System, Inc.	5,375	449,081
Marten Transport Ltd.	3,831	94,817
Old Dominion Freight Lines, Inc.	10,494	937,324
P.A.M. Transportation Services, Inc. (a)	933	16,458
Patriot Transportation Holding, Inc. (a)	570	10,887
Saia, Inc. (a)	3,097	143,081
Student Transportation, Inc. (b)	13,149	78,942
U.S.A. Truck, Inc. (a)(b)	1,372	9,041
Universal Logistics Holdings, Inc.	85	1,173
Werner Enterprises, Inc. (b)	9,366	255,224
YRC Worldwide, Inc. (a)(b)	4,122	37,881
		11,204,834
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)	7,548	364,040
BMC Stock Holdings, Inc. (a)	8,946	174,447
DXP Enterprises, Inc. (a)	2,262	81,047
Fastenal Co.	36,838	1,590,296
H&E Equipment Services, Inc.	4,214	83,816
HD Supply Holdings, Inc. (a)	25,688	1,036,511
Houston Wire & Cable Co.	2,510	16,315
Huttig Building Products, Inc. (a)	5,446	34,854
Lawson Products, Inc. (a)	1,296	27,605
Nexeo Solutions, Inc. (a)	12,891	113,441
Rush Enterprises, Inc.:
Class A (a)	4,723	169,320
Class B (a)	8,027	264,650
Titan Machinery, Inc. (a)	2,706	45,596
Willis Lease Finance Corp. (a)	653	17,056
		4,018,994
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR (b)	997	43,021
Yangtze River Development Ltd. (a)(b)	23,359	275,636
		318,657

TOTAL INDUSTRIALS		51,781,006

INFORMATION TECHNOLOGY - 49.7%
Communications Equipment - 2.4%
ADTRAN, Inc.	5,745	110,591
Applied Optoelectronics, Inc. (a)(b)	2,214	154,581
Arris International PLC (a)	24,466	686,027
AudioCodes Ltd. (a)	6,468	42,818
Aviat Networks, Inc. (a)	624	10,926
Bel Fuse, Inc. Class B (non-vtg.)	1,187	28,488
Black Box Corp.	2,548	20,894
Brocade Communications Systems, Inc.	51,183	646,441
CalAmp Corp. (a)(b)	5,019	94,859
Ceragon Networks Ltd. (a)	9,971	29,315
Cisco Systems, Inc.	640,337	20,189,826
Clearfield, Inc. (a)(b)	2,122	27,692
CommScope Holding Co., Inc. (a)	24,631	911,101
Communications Systems, Inc.	58	262
Comtech Telecommunications Corp.	3,241	46,768
Digi International, Inc. (a)	3,398	32,451
DragonWave, Inc. (a)	172	127
EchoStar Holding Corp. Class A (a)	5,786	341,663
EMCORE Corp.	3,995	40,150
EXFO, Inc. (sub. vtg.) (a)	2,947	14,289
Extreme Networks, Inc. (a)	13,199	127,106
F5 Networks, Inc. (a)	8,381	1,073,858
Finisar Corp. (a)	14,193	349,999
Gilat Satellite Networks Ltd. (a)	2,341	11,447
Harmonic, Inc. (a)(b)	10,743	54,252
Infinera Corp. (a)(b)	17,907	174,056
InterDigital, Inc.	4,417	357,777
Ituran Location & Control Ltd. (a)	2,757	88,775
KVH Industries, Inc. (a)	2,313	21,858
Lumentum Holdings, Inc. (a)	7,694	438,943
Mitel Networks Corp. (a)(b)	16,666	118,162
NETGEAR, Inc. (a)	4,139	173,631
NetScout Systems, Inc. (a)	11,837	433,234
Oclaro, Inc. (a)(b)	20,856	185,201
Parkervision, Inc. (a)(b)	1,331	2,995
PC-Tel, Inc.	3,632	23,317
Radcom Ltd. (a)(b)	1,972	40,426
Radware Ltd. (a)	5,566	98,017
ShoreTel, Inc. (a)	8,826	51,191
Sierra Wireless, Inc. (a)	4,276	115,886
Silicom Ltd.	1,127	57,443
Sonus Networks, Inc. (a)	7,355	49,646
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	40,841	295,689
Tessco Technologies, Inc.	1,129	15,693
Ubiquiti Networks, Inc. (a)(b)	10,591	499,472
UTStarcom Holdings Corp. (a)	4,515	9,888
ViaSat, Inc. (a)(b)	7,371	480,958
Viavi Solutions, Inc. (a)	30,331	340,617
		29,118,806
Electronic Equipment & Components - 1.1%
Agilysys, Inc. (a)	3,430	33,991
Cardtronics PLC	5,665	194,026
CDW Corp.	20,400	1,227,672
Cognex Corp.	10,943	1,001,394
Coherent, Inc. (a)	3,125	775,469
Control4 Corp. (a)(b)	3,902	77,455
CUI Global, Inc. (a)	3,398	12,437
Daktronics, Inc.	5,739	56,988
Echelon Corp. (a)	594	4,069
Electro Scientific Industries, Inc. (a)	5,617	46,958
ePlus, Inc. (a)	1,866	146,948
FARO Technologies, Inc. (a)	2,254	78,327
Flextronics International Ltd. (a)	68,626	1,184,485
FLIR Systems, Inc.	17,450	661,181
Hollysys Automation Technologies Ltd. (b)	7,501	119,941
I. D. Systems Inc. (a)	1,961	12,962
Identiv, Inc. (a)	993	5,491
II-VI, Inc. (a)	7,754	232,620
Insight Enterprises, Inc.(a)	4,608	191,416
IPG Photonics Corp. (a)	6,861	953,953
Iteris, Inc. (a)	5,662	32,160
Itron, Inc. (a)	5,011	338,994
Kimball Electronics, Inc. (a)	3,936	68,486
Littelfuse, Inc.	2,794	452,488
Magal Security Systems Ltd. (a)	1,643	7,706
Maxwell Technologies, Inc. (a)	3,577	20,711
Mesa Laboratories, Inc. (b)	511	79,890
MicroVision, Inc. (a)(b)	8,527	16,798
MOCON, Inc.	1,499	44,895
MTS Systems Corp. (b)	2,256	116,974
Napco Security Technolgies, Inc. (a)	2,550	24,353
National Instruments Corp.	16,272	620,777
Neonode, Inc. (a)(b)	4,521	5,516
NetList, Inc. (a)(b)	7,410	9,559
Novanta, Inc. (a)	4,900	166,600
Orbotech Ltd. (a)	6,245	222,822
OSI Systems, Inc. (a)	2,570	203,518
PC Connection, Inc.	3,197	83,378
PC Mall, Inc. (a)(b)	1,729	34,061
Plexus Corp. (a)	4,089	212,546
RadiSys Corp. (a)	5,841	22,021
Research Frontiers, Inc. (a)(b)	4,244	4,541
Richardson Electronics Ltd.	1,570	9,483
Sanmina Corp. (a)	9,251	338,587
ScanSource, Inc. (a)	3,495	132,810
Supercom Ltd. (a)(b)	2,662	7,374
Tech Data Corp. (a)	4,422	428,801
Trimble, Inc. (a)	31,891	1,149,352
TTM Technologies, Inc. (a)(b)	13,161	213,735
Uni-Pixel, Inc. (a)(b)	4,236	1,758
Universal Display Corp. (b)	6,041	685,049
Zebra Technologies Corp. Class A (a)	6,791	708,573
		13,482,099
Internet Software & Services - 13.7%
21Vianet Group, Inc. ADR (a)(b)	6,770	36,220
2U, Inc. (a)(b)	6,252	267,273
Actua Corp. (a)(b)	5,267	73,738
Akamai Technologies, Inc. (a)	22,132	1,043,524
Alarm.com Holdings, Inc. (a)	5,941	193,380
Alphabet, Inc.:
Class A (a)	38,029	37,538,046
Class C (a)	44,457	42,894,781
Angie's List, Inc. (a)(b)	8,430	101,497
AppFolio, Inc. (a)	1,845	52,859
Apptio, Inc. Class A	906	14,967
Autobytel, Inc. (a)	1,133	14,264
Baidu.com, Inc. sponsored ADR (a)	35,142	6,539,926
Baozun, Inc. sponsored ADR (a)(b)	3,451	70,918
Bazaarvoice, Inc. (a)	10,663	48,517
Benefitfocus, Inc. (a)(b)	3,921	124,688
BlackLine, Inc.	6,552	221,196
Blucora, Inc. (a)	5,597	114,739
Brightcove, Inc. (a)	4,704	27,989
Carbonite, Inc. (a)	3,718	69,155
China Finance Online Co. Ltd. ADR (a)	7,038	14,287
ChinaCache International Holdings Ltd. sponsored ADR (a)	1,402	1,290
Cimpress NV (a)(b)	4,030	356,010
CommerceHub, Inc.:
Series A (a)(b)	2,580	43,912
Series C (a)	3,556	61,092
Cornerstone OnDemand, Inc. (a)	7,303	272,840
CoStar Group, Inc. (a)	4,146	1,084,469
Coupa Software, Inc. (b)	6,679	228,555
Criteo SA sponsored ADR (a)(b)	7,889	413,620
eBay, Inc. (a)	138,778	4,760,085
eGain Communications Corp. (a)	130	208
Endurance International Group Holdings, Inc. (a)(b)	17,257	130,290
Facebook, Inc. Class A (a)	301,600	45,680,336
Five9, Inc. (a)	6,764	151,987
Gogo, Inc. (a)(b)	11,796	152,522
Hortonworks, Inc. (a)	8,308	102,687
IAC/InterActiveCorp (a)	9,484	1,008,529
Internap Network Services Corp. (a)(b)	10,934	36,738
j2 Global, Inc.	6,175	522,529
Limelight Networks, Inc. (a)	13,895	40,990
Liquidity Services, Inc. (a)	3,877	24,037
LivePerson, Inc. (a)	7,497	71,596
LogMeIn, Inc.	6,730	747,030
Marchex, Inc. Class B (a)(b)	3,792	10,656
Match Group, Inc. (a)(b)	5,639	109,848
MeetMe, Inc. (a)(b)	6,425	29,748
MercadoLibre, Inc.	5,644	1,552,721
Mimecast Ltd. (a)	7,329	196,564
MINDBODY, Inc. (a)(b)	3,564	99,970
Momo, Inc. ADR (a)	9,911	377,014
Net Element International, Inc. (a)	309	232
NetEase, Inc. ADR	9,654	2,749,266
NIC, Inc.	8,051	163,033
NumereX Corp. Class A (a)	2,704	11,168
Nutanix, Inc. Class A (a)(b)	6,215	115,910
Perion Network Ltd. (a)	10,983	18,891
Points International Ltd. (a)	2,601	25,178
QuinStreet, Inc. (a)	9,172	35,633
Qumu Corp. (a)	1,284	3,685
Reis, Inc.	1,841	34,795
Rightside Group Ltd. (a)	80	729
Rocket Fuel, Inc. (a)(b)	5,998	18,174
SecureWorks Corp. (a)	2,108	22,935
SINA Corp.	9,091	890,645
Sohu.com, Inc. (a)(b)	4,977	223,418
SPS Commerce, Inc. (a)	2,224	129,348
Stamps.com, Inc. (a)(b)	2,205	304,070
TechTarget, Inc. (a)	32,350	294,385
The Trade Desk, Inc.	2,216	121,880
Travelzoo, Inc. (a)	2,451	25,368
TrueCar, Inc. (a)(b)	10,856	190,848
Tucows, Inc. (a)(b)	1,356	78,106
VeriSign, Inc. (a)(b)	13,194	1,189,571
Web.com Group, Inc. (a)	6,676	151,879
WebMD Health Corp. (a)(b)	5,061	283,315
Weibo Corp. sponsored ADR (a)(b)	7,040	517,651
Wix.com Ltd. (a)	5,425	399,823
Xunlei Ltd. sponsored ADR (a)(b)	3,240	11,340
Yahoo!, Inc. (a)	121,746	6,126,259
Yandex NV Series A (a)	35,466	939,140
Yatra Online, Inc. (a)	2,664	24,402
YY, Inc. ADR (a)(b)	4,153	242,286
Zillow Group, Inc.:
Class A(a)(b)	7,134	313,111
Class C (a)(b)	14,998	652,713
		164,039,024
IT Services - 2.7%
Acxiom Corp. (a)	9,473	248,193
ALJ Regional Holdings, Inc. (a)	5,466	18,475
Amdocs Ltd.	18,896	1,224,083
Automatic Data Processing, Inc.	57,420	5,878,085
Blackhawk Network Holdings, Inc. (a)	7,327	317,625
CardConnect Corp. (a)(b)	3,991	59,865
Cass Information Systems, Inc.	1,519	93,024
China Customer Relations Centers, Inc. (a)(b)	2,246	35,756
Cognizant Technology Solutions Corp. Class A	77,639	5,194,825
CSG Systems International, Inc.	4,181	166,780
Euronet Worldwide, Inc. (a)	6,736	587,581
ExlService Holdings, Inc. (a)	4,312	225,819
Fiserv, Inc. (a)	27,473	3,441,817
Forrester Research, Inc.	2,422	95,427
Hackett Group, Inc.	4,075	59,740
Information Services Group, Inc. (a)	5,589	20,400
Innodata, Inc. (a)	148	281
Jack Henry & Associates, Inc.	9,804	1,041,283
ManTech International Corp. Class A	3,209	122,905
Mattersight Corp. (a)	3,433	9,097
MoneyGram International, Inc. (a)	6,884	119,919
NCI, Inc. Class A (a)	1,579	30,159
Net 1 UEPS Technologies, Inc. (a)	6,522	60,524
Paychex, Inc.	45,916	2,719,605
PayPal Holdings, Inc. (a)	154,327	8,057,413
Perficient, Inc. (a)	4,950	85,487
PFSweb, Inc. (a)	2,314	15,990
Planet Payment, Inc. (a)	8,800	30,360
Presidio, Inc.	10,820	166,303
PRG-Schultz International, Inc. (a)	3,094	20,730
QIWI PLC Class B sponsored ADR	6,130	141,664
Sabre Corp. (b)	35,598	798,463
ServiceSource International, Inc. (a)	10,165	35,171
Sykes Enterprises, Inc. (a)	5,586	186,181
Syntel, Inc. (b)	10,594	185,183
Teletech Holdings, Inc.	6,374	271,214
Virtusa Corp. (a)	3,730	108,245
		31,873,672
Semiconductors & Semiconductor Equipment - 9.9%
Acacia Communications, Inc. (b)	5,012	235,764
Adesto Technologies Corp. (a)	2,711	13,148
Advanced Energy Industries, Inc. (a)	4,900	376,957
Advanced Micro Devices, Inc. (a)(b)	120,028	1,343,113
AEHR Test Systems (a)	2,413	11,052
Alpha & Omega Semiconductor Ltd. (a)	2,706	50,386
Ambarella, Inc. (a)(b)	4,263	249,556
Amkor Technology, Inc. (a)	30,055	340,824
Amtech Systems, Inc. (a)	4,136	33,378
Analog Devices, Inc.	46,921	4,023,945
Applied Materials, Inc.	137,918	6,327,678
ASML Holding NV (b)	8,630	1,139,074
Atomera, Inc.	1,610	7,309
Axcelis Technologies, Inc. (a)	4,043	87,935
AXT, Inc. (a)	4,070	27,066
Broadcom Ltd.	51,295	12,284,127
Brooks Automation, Inc.	9,221	254,039
Cabot Microelectronics Corp.	3,191	240,889
Canadian Solar, Inc. (a)(b)	7,231	92,629
Cavium, Inc. (a)	8,532	622,580
Ceva, Inc. (a)	2,915	123,159
ChipMOS TECHNOLOGIES, Inc. sponsored ADR	3,263	65,880
Cirrus Logic, Inc. (a)	8,114	535,118
Cohu, Inc.	4,191	76,821
Cree, Inc. (a)	12,889	307,338
CyberOptics Corp. (a)	993	21,796
Cypress Semiconductor Corp. (b)	41,165	575,898
Diodes, Inc. (a)	6,468	165,645
DSP Group, Inc. (a)	3,793	44,947
Entegris, Inc. (a)	17,986	444,254
Experi Corp.	5,907	181,050
First Solar, Inc. (a)(b)	13,193	508,062
FormFactor, Inc. (a)	9,514	139,856
GSI Technology, Inc. (a)	2,527	20,747
Hanwha Solarone Co. Ltd. sponsored ADR (a)(b)	565	4,034
Himax Technologies, Inc. sponsored ADR (b)	13,188	90,470
Ichor Holdings Ltd.	3,007	70,604
Impinj, Inc.	2,455	107,161
Integrated Device Technology, Inc. (a)	17,252	441,306
Intel Corp.	605,483	21,863,991
IXYS Corp.	4,067	59,988
JA Solar Holdings Co. Ltd. ADR (a)(b)	5,595	38,494
KLA-Tencor Corp.	19,935	2,073,240
Kopin Corp. (a)	10,786	37,212
Kulicke & Soffa Industries, Inc. (a)	9,458	209,495
Lam Research Corp.	20,892	3,241,812
Lattice Semiconductor Corp. (a)	15,975	111,026
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	7,907	482,090
Marvell Technology Group Ltd.	65,137	1,122,962
Maxim Integrated Products, Inc.	36,046	1,722,999
Mellanox Technologies Ltd. (a)(b)	6,229	295,878
Microchip Technology, Inc. (b)	27,459	2,287,335
Micron Technology, Inc. (a)	140,714	4,329,770
Microsemi Corp. (a)	14,578	715,926
MKS Instruments, Inc.	6,843	559,415
Monolithic Power Systems, Inc.	5,151	505,828
MoSys, Inc. (a)(b)	1,140	752
Nanometrics, Inc. (a)	3,609	100,330
Nova Measuring Instruments Ltd. (a)	3,973	97,259
NVE Corp.	735	58,021
NVIDIA Corp.	72,527	10,469,272
NXP Semiconductors NV (a)	44,331	4,871,977
O2Micro International Ltd. sponsored ADR (a)	5,298	10,914
ON Semiconductor Corp. (a)	53,508	828,304
PDF Solutions, Inc. (a)(b)	4,410	71,618
Photronics, Inc. (a)	9,022	90,671
Pixelworks, Inc. (a)(b)	1,924	9,543
Power Integrations, Inc.	3,709	248,318
Qorvo, Inc. (a)(b)	16,246	1,266,376
Qualcomm, Inc.	189,083	10,828,783
QuickLogic Corp. (a)(b)	8,614	10,423
Rambus, Inc. (a)	14,556	172,343
Rubicon Technology, Inc. (a)(b)	1,085	10,850
SemiLEDs Corp. (a)	353	1,034
Semtech Corp. (a)	8,483	324,051
Sevcon, Inc. (a)	825	12,235
Sigma Designs, Inc. (a)	5,321	33,256
Silicon Laboratories, Inc. (a)	5,306	396,889
Silicon Motion Technology Corp. sponsored ADR (b)	4,482	234,185
Siliconware Precision Industries Co. Ltd. sponsored ADR	8,455	70,684
Skyworks Solutions, Inc.	23,789	2,531,863
SolarEdge Technologies, Inc. (a)	5,148	95,753
SunPower Corp. (a)(b)	17,606	138,559
Synaptics, Inc. (a)(b)	4,579	254,409
Texas Instruments, Inc.	127,409	10,509,968
Tower Semiconductor Ltd. (a)(b)	12,281	311,446
Ultra Clean Holdings, Inc. (a)	4,566	104,287
Veeco Instruments, Inc. (a)	5,768	181,404
Xcerra Corp. (a)	7,140	69,329
Xilinx, Inc.	32,225	2,149,730
		117,907,892
Software - 10.6%
8x8, Inc. (a)	11,937	162,940
ACI Worldwide, Inc. (a)	15,435	352,844
Activision Blizzard, Inc.	96,192	5,634,927
Adobe Systems, Inc. (a)	63,439	8,999,457
Allot Communications Ltd. (a)	5,410	27,158
American Software, Inc. Class A	4,191	45,011
ANSYS, Inc. (a)	11,175	1,411,738
Aspen Technology, Inc. (a)	9,899	605,423
Asure Software, Inc. (a)	995	15,423
Atlassian Corp. PLC (a)(b)	9,555	341,687
Attunity Ltd. (a)	2,417	16,774
Autodesk, Inc. (a)	28,488	3,184,104
Blackbaud, Inc. (b)	6,051	500,599
Bottomline Technologies, Inc. (a)	5,059	126,526
BroadSoft, Inc. (a)	3,904	156,160
CA Technologies, Inc.	53,141	1,688,290
Cadence Design Systems, Inc. (a)	36,268	1,274,458
Callidus Software, Inc. (a)	8,416	201,142
CDK Global, Inc.	19,026	1,169,338
Changyou.com Ltd. (A Shares) ADR (a)	2,572	100,205
Check Point Software Technologies Ltd. (a)(b)	21,921	2,456,248
Citrix Systems, Inc. (a)	19,998	1,650,635
CommVault Systems, Inc. (a)	5,997	336,582
CyberArk Software Ltd. (a)(b)	4,434	217,310
Datawatch Corp. (a)	1,671	13,869
Descartes Systems Group, Inc. (a)	9,571	239,337
Digimarc Corp. (a)(b)	1,274	44,399
Digital Turbine, Inc. (a)(b)	11,223	12,458
Ebix, Inc. (b)	4,177	231,197
Electronic Arts, Inc. (a)	39,282	4,451,829
EnerNOC, Inc. (a)(b)	4,421	24,094
Everbridge, Inc.	3,659	94,622
Exa Corp. (a)	2,573	35,739
FalconStor Software, Inc. (a)	8,282	2,195
FireEye, Inc. (a)(b)	22,025	330,155
Fortinet, Inc. (a)	22,169	872,128
Glu Mobile, Inc. (a)(b)	17,306	43,957
Gridsum Holding, Inc. ADR	1,786	21,879
Guidance Software, Inc. (a)	5,056	32,409
Imperva, Inc. (a)	4,240	209,456
Inseego Corp. (a)(b)	6,519	6,649
Intuit, Inc.	32,690	4,597,522
Jive Software, Inc. (a)	13,405	70,711
Magic Software Enterprises Ltd.	21,765	176,297
Manhattan Associates, Inc. (a)	9,268	434,113
Materialise NV ADR (a)	2,947	37,692
Microsoft Corp.	989,937	69,137,200
MicroStrategy, Inc. Class A (a)	1,242	226,491
Mitek Systems, Inc. (a)	4,719	36,808
MobileIron, Inc. (a)	14,079	76,027
Monotype Imaging Holdings, Inc.	5,053	98,786
NICE Systems Ltd. sponsored ADR (b)	5,100	397,341
Nuance Communications, Inc. (a)	37,095	686,628
Open Text Corp.	32,459	1,059,420
Parametric Technology Corp. (a)	14,713	847,175
Park City Group, Inc. (a)(b)	2,945	36,813
Paylocity Holding Corp. (a)(b)	6,574	307,992
Pegasystems, Inc.	10,054	587,656
Polarityte, Inc. (a)	175	3,248
Progress Software Corp.	6,531	190,705
Proofpoint, Inc. (a)(b)	5,488	471,968
QAD, Inc. Class A	2,123	69,104
Qualys, Inc. (a)	4,322	181,524
Rapid7, Inc. (a)	5,652	103,771
RealPage, Inc. (a)	10,294	356,172
Sapiens International Corp. NV (b)	6,148	76,297
SeaChange International, Inc. (a)	4,269	10,459
Smith Micro Software, Inc. (a)	1,086	1,162
Splunk, Inc. (a)(b)	17,066	1,045,122
SS&C Technologies Holdings, Inc.	25,943	974,938
Symantec Corp.	79,170	2,399,643
Synchronoss Technologies, Inc. (a)(b)	5,935	75,849
Synopsys, Inc. (a)	19,181	1,436,081
Take-Two Interactive Software, Inc. (a)	11,188	858,567
Talend SA ADR	1,311	42,961
TeleNav, Inc. (a)	5,744	46,814
The9 Ltd. sponsored ADR (a)	2,554	2,324
TiVo Corp.	15,638	278,356
Ultimate Software Group, Inc. (a)(b)	3,766	831,307
Upland Software, Inc. (a)	3,354	74,593
Varonis Systems, Inc. (a)	3,336	121,264
Vasco Data Security International, Inc. (a)	5,060	69,322
Verint Systems, Inc. (a)	8,162	335,458
Zix Corp. (a)	7,256	41,867
Zynga, Inc. (a)	98,115	345,365
		126,600,264
Technology Hardware, Storage & Peripherals - 9.3%
Apple, Inc.	672,005	102,655,434
Astro-Med, Inc.	37	516
Avid Technology, Inc. (a)(b)	6,196	32,281
BlackBerry Ltd. (a)	69,762	737,463
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	762	1,745
CPI Card Group (b)	8,778	17,117
Cray, Inc. (a)	5,411	96,045
Electronics for Imaging, Inc. (a)	5,810	275,510
Everspin Technologies, Inc. (b)	1,503	27,024
Immersion Corp. (a)	4,361	37,069
Intevac, Inc. (a)	3,597	48,200
Logitech International SA (b)	20,754	756,898
NetApp, Inc.	35,444	1,435,128
Seagate Technology LLC (b)	37,841	1,648,732
Stratasys Ltd. (a)(b)	6,791	182,678
Super Micro Computer, Inc. (a)(b)	5,988	147,305
U.S.A. Technologies, Inc. (a)(b)	6,009	27,942
Western Digital Corp.	36,621	3,298,087
		111,425,174

TOTAL INFORMATION TECHNOLOGY		594,446,931

MATERIALS - 0.5%
Chemicals - 0.1%
A. Schulman, Inc.	3,599	105,451
Advanced Emissions Solutions, Inc. (a)(b)	3,677	34,490
AgroFresh Solutions, Inc. (a)(b)	7,228	50,813
Balchem Corp.	3,943	310,393
Codexis, Inc. (a)	5,604	22,416
Gulf Resources, Inc. (a)	5,721	10,126
Hawkins, Inc.	1,498	70,481
Innophos Holdings, Inc.	2,646	111,899
Innospec, Inc.	2,856	182,784
Methanex Corp.	11,613	479,014
Senomyx, Inc. (a)(b)	15,457	13,293
Terravia Holdings, Inc. (a)(b)	11,468	3,022
Yield10 Bioscience, Inc. (a)	574	2,962
		1,397,144
Construction Materials - 0.0%
Forterra, Inc.	8,136	58,498
Tecnoglass, Inc. (b)	4,020	39,637
U.S. Concrete, Inc. (a)(b)	1,941	128,300
United States Lime & Minerals, Inc.	802	62,893
		289,328
Containers & Packaging - 0.1%
Silgan Holdings, Inc.	15,506	493,246
UFP Technologies, Inc. (a)	711	19,446
		512,692
Metals & Mining - 0.3%
Century Aluminum Co. (a)(b)	11,320	163,234
China Natural Resources, Inc. (a)(b)	2,652	6,285
Ferroglobe PLC	10,057	106,001
Ferroglobe Representation & Warranty Insurance	7,187	0
Haynes International, Inc. (b)	1,694	60,645
Kaiser Aluminum Corp.	2,366	194,864
Olympic Steel, Inc.	1,568	25,825
Pan American Silver Corp.	19,554	341,022
Pershing Gold Corp. (a)(b)	5,110	14,053
Randgold Resources Ltd. sponsored ADR (b)	5,030	476,945
Real Industries, Inc. (a)(b)	3,214	8,999
Royal Gold, Inc.	8,448	679,388
Schnitzer Steel Industries, Inc. Class A	3,193	61,625
Silver Standard Resources, Inc. (a)(b)	14,859	141,127
Steel Dynamics, Inc.	31,019	1,054,336
Universal Stainless & Alloy Products, Inc. (a)	1,594	28,469
		3,362,818
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	9,381	109,289
Pope Resources, Inc. LP	1,692	124,616
Rentech, Inc. (a)(b)	2,775	1,181
		235,086

TOTAL MATERIALS		5,797,068

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.0%
CareTrust (REIT), Inc.	8,043	146,785
Communications Sales & Leasing, Inc.	20,165	504,327
CyrusOne, Inc.	12,034	677,033
Equinix, Inc.	9,243	4,076,255
Gaming & Leisure Properties	27,251	1,000,384
Gladstone Commercial Corp. (b)	2,603	52,997
Gladstone Land Corp.	714	8,011
Government Properties Income Trust (b)	9,044	195,350
Hospitality Properties Trust (SBI)	21,385	618,454
Lamar Advertising Co. Class A (b)	10,619	743,436
Potlatch Corp.	5,020	229,665
Retail Opportunity Investments Corp.	14,364	283,833
Sabra Health Care REIT, Inc. (b)	8,185	191,775
SBA Communications Corp. Class A (a)	15,533	2,146,350
Select Income REIT	11,280	269,141
Senior Housing Properties Trust (SBI)	30,140	637,160
Sotherly Hotels, Inc.	3,755	24,558
Wheeler REIT, Inc. (b)	1,199	9,592
		11,815,106
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)(b)	2,367	48,713
China HGS Real Estate, Inc. (a)(b)	140	244
Colliers International Group, Inc.	4,527	242,964
Cresud S.A.C.I.F. y A. sponsored ADR	4,792	96,990
Elbit Imaging Ltd. (a)	64	198
FirstService Corp.	4,678	292,659
Landmark Infrastructure Partners LP	2,012	31,689
		713,457

TOTAL REAL ESTATE		12,528,563

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.2%
Alaska Communication Systems Group, Inc. (a)	15,212	33,466
Atlantic Tele-Network, Inc.	2,169	141,939
B Communications Ltd.	7,214	146,444
Cogent Communications Group, Inc.	5,782	227,811
Consolidated Communications Holdings, Inc. (b)	6,911	137,667
FairPoint Communications, Inc. (a)	3,214	46,282
Frontier Communications Corp. (b)	149,923	196,399
General Communications, Inc. Class A (a)	4,803	177,663
Hawaiian Telcom Holdco, Inc. (a)	1,824	45,819
Iridium Communications, Inc. (a)(b)	12,692	125,651
Lumos Networks Corp. (a)	2,945	52,774
magicJack VocalTec Ltd. (a)(b)	2,263	14,370
ORBCOMM, Inc. (a)(b)	8,557	83,859
PDVWireless, Inc. (a)(b)	1,794	42,877
Sify Technologies Ltd. sponsored ADR	416	349
Windstream Holdings, Inc.(b)	23,931	101,707
		1,575,077
Wireless Telecommunication Services - 0.8%
Airgain, Inc. (b)	1,397	18,622
Boingo Wireless, Inc. (a)	4,067	65,357
NII Holdings, Inc. (a)(b)	12,378	7,031
Shenandoah Telecommunications Co.	6,349	194,597
Spok Holdings, Inc.	2,940	51,156
T-Mobile U.S., Inc. (a)	105,578	7,118,069
VimpelCom Ltd. sponsored ADR	170,676	662,223
Vodafone Group PLC sponsored ADR	55,504	1,679,551
		9,796,606

TOTAL TELECOMMUNICATION SERVICES		11,371,683

UTILITIES - 0.1%
Electric Utilities - 0.0%
MGE Energy, Inc.	4,565	297,182
Otter Tail Corp.	5,000	199,750
Spark Energy, Inc. Class A, (b)	854	37,448
		534,380
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	975	29,260
RGC Resources, Inc.	775	19,057
		48,317
Independent Power and Renewable Electricity Producers - 0.1%
8Point3 Energy Partners LP	4,295	58,584
Atlantica Yield PLC (b)	12,616	263,548
Pattern Energy Group, Inc. (b)	10,937	246,739
TerraForm Global, Inc. (a)	15,415	75,534
Terraform Power, Inc. (a)(b)	11,771	145,725
		790,130
Water Utilities - 0.0%
Artesian Resources Corp. Class A	1,225	43,034
Cadiz, Inc. (a)(b)	2,471	37,436
Connecticut Water Service, Inc.	1,519	80,598
Consolidated Water Co., Inc.	2,303	27,291
Middlesex Water Co.	2,176	76,856
Pure Cycle Corp. (a)	3,939	30,724
York Water Co.	1,378	45,612
		341,551

TOTAL UTILITIES		1,714,378

TOTAL COMMON STOCKS
(Cost $881,311,498)		1,191,144,083

Money Market Funds - 7.8%
Fidelity Cash Central Fund, 0.86% (c)	2,426,969	2,427,454
Fidelity Securities Lending Cash Central Fund 0.87% (c)(d)	91,192,237	91,201,357
TOTAL MONEY MARKET FUNDS
(Cost $93,624,595)		93,628,811
TOTAL INVESTMENT PORTFOLIO - 107.4%
(Cost $974,936,093)		1,284,772,894
NET OTHER ASSETS (LIABILITIES) - (7.4)%		(88,223,274)
NET ASSETS - 100%		$1,196,549,620

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
45 CME E-mini NASDAQ 100 Index Contracts (United States)	June 2017	5,213,925	$1,799

The face value of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,993
Fidelity Securities Lending Cash Central Fund	501,900
Total	$505,893

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$227,429,484	$227,428,494	$--	$990
Consumer Staples	58,133,495	58,133,495	--	--
Energy	6,224,854	6,223,812	--	1,042
Financials	78,235,349	78,235,349	--	--
Health Care	143,481,272	143,405,547	--	75,725
Industrials	51,781,006	51,781,006	--	--
Information Technology	594,446,931	594,446,931	--	--
Materials	5,797,068	5,797,068	--	--
Real Estate	12,528,563	12,528,563	--	--
Telecommunication Services	11,371,683	11,371,683	--	--
Utilities	1,714,378	1,714,378	--	--
Money Market Funds	93,628,811	93,628,811	--	--
Total Investments in Securities:	$1,284,772,894	$1,284,695,137	$--	$77,757
Derivative Instruments:
Assets
Futures Contracts	$1,799	$1,799	$--	$--
Total Assets	$1,799	$1,799	$--	$--
Total Derivative Instruments:	$1,799	$1,799	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,799	$0
Total Equity Risk	1,799	0
Total Value of Derivatives	$1,799	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $88,773,231) — See accompanying schedule: Unaffiliated issuers (cost $881,311,498)	$1,191,144,083
Fidelity Central Funds (cost $93,624,595)	93,628,811
Total Investments (cost $974,936,093)		$1,284,772,894
Segregated cash with brokers for derivative instruments		156,000
Cash		1,117,485
Foreign currency held at value (cost $3,972)		3,952
Receivable for investments sold		1,629,057
Dividends receivable		1,342,917
Distributions receivable from Fidelity Central Funds		91,965
Receivable for daily variation margin for derivative instruments		966
Prepaid expenses		218
Receivable from investment adviser for expense reductions		77,463
Other receivables		21,248
Total assets		1,289,214,165
Liabilities
Payable for investments purchased	$1,146,646
Accrued management fee	232,061
Other affiliated payables	27,599
Other payables and accrued expenses	59,774
Collateral on securities loaned	91,198,465
Total liabilities		92,664,545
Net Assets		$1,196,549,620
Net Assets consist of:
Paid in capital		$885,433,151
Undistributed net investment income		2,815,308
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,537,420)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		309,838,581
Net Assets, for 4,900,000 shares outstanding		$1,196,549,620
Net Asset Value, offering price and redemption price per share ($1,196,549,620 ÷ 4,900,000 shares)		$244.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2017 (Unaudited)
Investment Income
Dividends		$5,630,236
Income from Fidelity Central Funds (including $501,900 from security lending)		505,893
Total income		6,136,129
Expenses
Management fee	$1,150,184
Transfer agent and custody fees	51,931
Accounting and security lending fees	148,206
Independent trustees' fees and expenses	8,064
Audit	38,465
Legal	18,097
Miscellaneous	10,276
Total expenses before reductions	1,425,223
Expense reductions	(418,404)	1,006,819
Net investment income (loss)		5,129,310
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	676,006
Fidelity Central Funds	(1,415)
Foreign currency transactions	(41)
Total net realized gain (loss)		674,550
Change in net unrealized appreciation (depreciation) on: Investment securities	142,264,089
Assets and liabilities in foreign currencies	126
Futures contracts	1,799
Total change in net unrealized appreciation (depreciation)		142,266,014
Net gain (loss)		142,940,564
Net increase (decrease) in net assets resulting from operations		$148,069,874

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2017 (Unaudited)	Year ended November 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,129,310	$8,217,818
Net realized gain (loss)	674,550	(12,283,203)
Change in net unrealized appreciation (depreciation)	142,266,014	39,828,745
Net increase (decrease) in net assets resulting from operations	148,069,874	35,763,360
Distributions to shareholders from net investment income	(4,169,000)	(7,756,000)
Share transactions
Proceeds from sales of shares	297,631,725	98,935,887
Cost of shares redeemed	–	(35,449,369)
Net increase (decrease) in net assets resulting from share transactions	297,631,725	63,486,518
Total increase (decrease) in net assets	441,532,599	91,493,878
Net Assets
Beginning of period	755,017,021	663,523,143
End of period	$1,196,549,620	$755,017,021
Other Information
Undistributed net investment income end of period	$2,815,308	$1,854,998
Shares
Sold	1,300,000	500,000
Redeemed	–	(200,000)
Net increase (decrease)	1,300,000	300,000

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Nasdaq Composite Index Tracking Stock

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$209.73	$201.07	$188.45	$160.07	$118.93	$103.48
Income from Investment Operations
Net investment income (loss)A	1.21	2.43	2.14	2.37B	1.75	1.35
Net realized and unrealized gain (loss)	34.32	8.56	12.44	28.15	41.06	15.29
Total from investment operations	35.53	10.99	14.58	30.52	42.81	16.64
Distributions from net investment income	(1.07)	(2.33)	(1.96)	(2.14)	(1.67)	(1.19)
Total distributions	(1.07)	(2.33)	(1.96)	(2.14)	(1.67)	(1.19)
Net asset value, end of period	$244.19	$209.73	$201.07	$188.45	$160.07	$118.93
Total ReturnC,D	17.00%	5.56%	7.79%	19.23%	36.35%	16.13%
Ratios to Average Net AssetsE,F
Expenses before reductions	.30%G	.32%	.42%	.48%	.51%	.52%
Expenses net of fee waivers, if any	.21%G	.21%	.21%	.21%	.26%	.30%
Expenses net of all reductions	.21%G	.21%	.21%	.21%	.26%	.30%
Net investment income (loss)	1.07%G	1.25%	1.11%	1.40%B	1.28%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$1,196,550	$755,017	$663,523	$471,113	$288,130	$178,392
Portfolio turnover rateH,I	4%G	6%	9%	7%	10%	10%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.46 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.13%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2017

1. Organization.

Fidelity Nasdaq Composite Index Tracking Stock (the Fund) is an exchange-traded fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, capital loss carryforwards and losses deferred due to wash sales excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$355,220,515
Gross unrealized depreciation	(46,259,868)
Net unrealized appreciation (depreciation) on securities	$308,960,647
Tax cost	$975,812,247

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(560,716)
2018	(118,806)
Total with expiration	$(679,522)
No expiration
Short-term	$(973,603)
Total capital loss carryforward	$(1,653,125)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized a change in net unrealized appreciation (depreciation) of $1,799 related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $41,931,965 and $18,347,567, respectively.

Securities received and delivered in-kind through subscriptions and redemptions totaled $275,021,000 and $0, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

The investment adviser contractually agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .21% of average net assets. This waiver will remain in place through January 31, 2018. Some expenses, for example interest expense, are excluded from this waiver. During the period this waiver reduced the Fund's expenses by $418,236.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $168.

9. Share Transactions.

The Fund issues and redeems shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to the Fund and redemption proceeds are paid with a basket of securities from the Fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. The Fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 to May 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period-B December 1, 2016 to May 31, 2017
Actual	.21%	$1,000.00	$1,170.00	$1.14
Hypothetical-C		$1,000.00	$1,023.88	$1.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

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At its April 2017 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode) for six months through January 31, 2018, in connection with the change in oversight of the fund from another Fidelity Funds Board of Trustees to the Sector Portfolios Board of Trustees.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders, including the expense cap arrangement currently in place for the fund through January 31, 2018; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board noted that the fund's management fee rate and the total expense ratio of the fund, after the effect of the contractual expense cap arrangement discussed above, ranked below the competitive median of their management fee and total expense mapped groups for the twelve month period ended June 30, 2016. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2018, with the understanding that the Board will consider the annual renewal for a full one year period in January 2018.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the management fee structures are fair and reasonable, and that the amendment to the New Advisory Contracts for the funds should be approved.

Proxy Voting Results

A special meeting of shareholders was held on January 18, 2017. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Donald F. Donahue
Affirmative	651,386,397.01	95.004
Withheld	34,261,170.13	4.996
TOTAL	685,647,567.14	100.000
Brian B. Hogan
Affirmative	650,199,590.99	94.831
Withheld	35,447,976.15	5.169
TOTAL	685,647,567.14	100.000
David A. Rosow
Affirmative	651,696,015.13	95.049
Withheld	33,951,552.01	4.951
TOTAL	685,647,567.14	100.000
Garnett A. Smith
Affirmative	652,675,986.79	95.192
Withheld	32,971,580.35	4.808
TOTAL	685,647,567.14	100.000
Carol B. Tomé
Affirmative	653,300,476.35	95.283
Withheld	32,347,090.79	4.717
TOTAL	685,647,567.14	100.000
Michael E. Wiley
Affirmative	651,835,437.65	95.069
Withheld	33,812,129.49	4.931
TOTAL	685,647,567.14	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ETF-SANN-0717
1.795572.113

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	July 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	July 25, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 25, 2017